UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’ Telephone Number)

August 31

Date of Fiscal Year End

February 29, 2020

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance

Greater China Growth Fund

Semiannual Report

February 29, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 29, 2020

Eaton Vance

Greater China Growth Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	18

Important Notices	19

Eaton Vance

Greater China Growth Fund

February 29, 2020

Performance1,2

Portfolio Managers June Lui and Christopher Darling, each of BMO Global Asset Management (Asia) Limited

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	10/28/1992	10/28/1992	5.99%	6.04%	7.88%	6.91%
Class A with 5.75% Maximum Sales Charge	—	—	–0.12	–0.04	6.62	6.28
Class C at NAV	12/28/1993	10/28/1992	5.66	5.36	7.15	6.18
Class C with 1% Maximum Sales Charge	—	—	4.66	4.36	7.15	6.18
Class I at NAV	10/01/2009	10/28/1992	6.16	6.38	8.21	7.24
MSCI Golden Dragon Index	—	—	9.61%	4.44%	6.02%	6.97%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				1.83%	2.53%	1.53%

Fund Profile

Regional Allocation (% of net assets)4

Sector Allocation (% of net assets)[4]

Top 10 Holdings (% of net assets)4

Tencent Holdings, Ltd.	10.8%

AIA Group, Ltd.	8.9

Ping An Insurance (Group) Co. of China, Ltd., Class H	5.7

Hong Kong Exchanges and Clearing, Ltd.	4.6

Taiwan Semiconductor Manufacturing Co., Ltd.	4.2

Haier Electronics Group Co., Ltd.	4.0

China Resources Gas Group, Ltd.	3.9

ANTA Sports Products, Ltd.	3.7

China Mobile, Ltd.	3.6

Inner Mongolia Yili Industrial Group Co., Ltd., Class A	3.5

Total	52.9%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Greater China Growth Fund

February 29, 2020

Endnotes and Additional Disclosures

[1]

MSCI Golden Dragon Index is an unmanaged index of common stocks traded in China, Hong Kong and Taiwan. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Greater China Growth Fund

February 29, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2019 – February 29, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/19)	Ending Account Value (2/29/20)	Expenses Paid During Period* (9/1/19 – 2/29/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,059.90	$9.17	1.79%
Class C	$1,000.00	$1,056.60	$12.73	2.49%
Class I	$1,000.00	$1,061.60	$7.64	1.49%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,016.00	$8.97	1.79%
Class C	$1,000.00	$1,012.50	$12.46	2.49%
Class I	$1,000.00	$1,017.50	$7.47	1.49%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2019.

4

Eaton Vance

Greater China Growth Fund

February 29, 2020

Portfolio of Investments (Unaudited)

Common Stocks — 98.1%
Security	Shares	Value

China — 63.1%

Food Products — 12.7%

China Mengniu Dairy Co., Ltd.	550,000	$2,010,078

Dali Foods Group Co., Ltd.(1)	4,284,500	2,848,981

Foshan Haitian Flavouring & Food Co., Ltd., Class A	94,900	1,361,987

Inner Mongolia Yili Industrial Group Co., Ltd., Class A	876,643	3,677,744

Tingyi (Cayman Islands) Holding Corp.	1,948,000	3,576,751

		$13,475,541

Gas Utilities — 3.9%

China Resources Gas Group, Ltd.	816,000	$4,112,589

		$4,112,589

Health Care Equipment & Supplies — 0.9%

AK Medical Holdings, Ltd.(1)	438,000	$925,199

		$925,199

Health Care Providers & Services — 3.0%

Sinopharm Group Co., Ltd., Class H	1,028,000	$3,229,536

		$3,229,536

Health Care Technology — 2.0%

Ping An Healthcare and Technology Co., Ltd.(1)(2)	208,300	$2,081,644

		$2,081,644

Hotels, Restaurants & Leisure — 2.2%

Xiabuxiabu Catering Management China Holdings Co., Ltd.(1)	1,749,500	$1,800,992

Yum China Holdings, Inc.	11,367	497,761

		$2,298,753

Household Durables — 6.7%

Haier Electronics Group Co., Ltd.	1,445,000	$4,213,647

Zhejiang Supor Co., Ltd., Class A	272,925	2,894,130

		$7,107,777

Insurance — 7.6%

China Pacific Insurance (Group) Co., Ltd., Class H	610,200	$2,047,002

Ping An Insurance (Group) Co. of China, Ltd., Class H	532,500	6,066,448

		$8,113,450

Security	Shares	Value

Interactive Media & Services — 10.8%

Tencent Holdings, Ltd.	227,000	$11,509,967

		$11,509,967

IT Services — 3.0%

TravelSky Technology, Ltd., Class H	1,630,000	$3,227,074

		$3,227,074

Marine — 0.6%

SITC International Holdings Co., Ltd.	563,000	$655,024

		$655,024

Professional Services — 1.4%

Centre Testing International Group Co., Ltd., Class A	643,372	$1,512,879

		$1,512,879

Real Estate Management & Development — 1.0%

China Overseas Land & Investment, Ltd.	326,000	$1,116,433

		$1,116,433

Textiles, Apparel & Luxury Goods — 3.7%

ANTA Sports Products, Ltd.	476,000	$3,884,483

		$3,884,483

Wireless Telecommunication Services — 3.6%

China Mobile, Ltd.	476,500	$3,792,278

		$3,792,278

Total China (identified cost $45,854,775)		$67,042,627

Hong Kong — 23.3%

Capital Markets — 4.6%

Hong Kong Exchanges and Clearing, Ltd.	147,221	$4,925,428

		$4,925,428

Equity Real Estate Investment Trusts (REITs) — 3.3%

Link REIT	376,500	$3,514,625

		$3,514,625

Food & Staples Retailing — 0.8%

Dairy Farm International Holdings, Ltd.	174,373	$840,820

		$840,820

5	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 29, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Food Products — 0.6%

Vitasoy International Holdings, Ltd.	186,000	$674,617

		$674,617

Hotels, Restaurants & Leisure — 2.6%

Sands China, Ltd.	562,400	$2,695,849

		$2,695,849

Insurance — 8.9%

AIA Group, Ltd.	936,800	$9,389,024

		$9,389,024

Real Estate Management & Development — 1.8%

CK Asset Holdings, Ltd.	303,856	$1,939,503

		$1,939,503

Textiles, Apparel & Luxury Goods — 0.7%

Samsonite International SA(1)	443,400	$780,813

		$780,813

Total Hong Kong (identified cost $16,085,070)		$24,760,679

Taiwan — 11.7%

Banks — 1.1%

CTBC Financial Holding Co., Ltd.	1,550,881	$1,151,009

		$1,151,009

Electronic Equipment, Instruments & Components — 0.9%

Largan Precision Co., Ltd.	7,000	$990,153

		$990,153

Food & Staples Retailing — 3.1%

President Chain Store Corp.	335,000	$3,270,222

		$3,270,222

Insurance — 1.2%

Cathay Financial Holding Co., Ltd.	994,929	$1,303,613

		$1,303,613

Multiline Retail — 1.2%

Poya International Co., Ltd.	81,462	$1,265,449

		$1,265,449

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 4.2%

Taiwan Semiconductor Manufacturing Co., Ltd.	428,839	$4,421,242

		$4,421,242

Total Taiwan (identified cost $7,260,470)		$12,401,688

Total Common Stocks — 98.1% (identified cost $69,200,315)		$104,204,994

Other Assets, Less Liabilities — 1.9%		$2,015,113

Net Assets — 100.0%		$106,220,107

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 29, 2020, the aggregate value of these securities is $8,437,629 or 7.9% of the Fund’s net assets.

(2)	Non-income producing security.

6	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 29, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	February 29, 2020

Unaffiliated investments, at value (identified cost, $69,200,315)	$104,204,994

Cash	2,867,675

Foreign currency, at value (identified cost, $748)	748

Receivable for Fund shares sold	40,830

Total assets	$107,114,247

Liabilities

Payable for Fund shares redeemed	651,338

Payable to affiliates:

Investment adviser fee	88,433

Administration fee	13,265

Distribution and service fees	22,423

Accrued expenses	118,681

Total liabilities	$894,140

Net Assets	$106,220,107

Sources of Net Assets

Paid-in capital	$70,188,205

Distributable earnings	36,031,902

Total	$106,220,107

Class A Shares

Net Assets	$79,708,717

Shares Outstanding	3,347,528

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$23.81

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$25.26

Class C Shares

Net Assets	$3,359,778

Shares Outstanding	151,302

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$22.21

Class I Shares

Net Assets	$23,151,612

Shares Outstanding	964,235

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$24.01

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 29, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 29, 2020

Dividends (net of foreign taxes, $27,366)	$523,624

Interest	18,345

Total investment income	$541,969

Expenses

Investment adviser fee	$561,055

Administration fee	84,158

Distribution and service fees

Class A	122,593

Class C	18,323

Trustees’ fees and expenses	3,057

Custodian fee	33,815

Transfer and dividend disbursing agent fees	71,381

Legal and accounting services	35,759

Printing and postage	12,564

Registration fees	26,138

Miscellaneous	11,082

Total expenses	$979,925

Net investment loss	$(437,956)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$3,090,082

Foreign currency transactions	(4,336)

Net realized gain	$3,085,746

Change in unrealized appreciation (depreciation) —

Investments	$3,842,498

Foreign currency	905

Net change in unrealized appreciation (depreciation)	$3,843,403

Net realized and unrealized gain	$6,929,149

Net increase in net assets from operations	$6,491,193

8	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 29, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019

From operations —

Net investment income (loss)	$(437,956)	$462,464

Net realized gain	3,085,746	3,889,276

Net change in unrealized appreciation (depreciation)	3,843,403	(2,174,333)

Net increase in net assets from operations	$6,491,193	$2,177,407

Distributions to shareholders —

Class A	$(2,635,113)	$(5,914,672)

Class C	(114,376)	(922,720)

Class I	(876,678)	(863,823)

Total distributions to shareholders	$(3,626,167)	$(7,701,215)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$2,149,825	$9,504,368

Class C	255,232	985,499

Class I	12,742,783	24,529,360

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	2,295,912	5,095,127

Class C	87,260	839,311

Class I	861,741	825,699

Cost of shares redeemed

Class A	(6,130,343)	(11,900,598)

Class C	(469,466)	(2,664,853)

Class I	(12,667,893)	(12,450,644)

Net asset value of shares converted

Class A	344,417	6,483,267

Class C	(344,417)	(6,483,267)

Net increase (decrease) in net assets from Fund share transactions	$(874,949)	$14,763,269

Net increase in net assets	$1,990,077	$9,239,461

Net Assets

At beginning of period	$104,230,030	$94,990,569

At end of period	$106,220,107	$104,230,030

9	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 29, 2020

Financial Highlights

	Class A

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017		2016		2015

Net asset value — Beginning of period	$23.200		$24.560	$25.480	$20.380		$19.210		$22.200

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.099)		$0.094	$0.094	$0.168		$0.092		$0.020

Net realized and unrealized gain (loss)	1.500		0.604	1.861	5.111		2.210		(2.950)

Total income (loss) from operations	$1.401		$0.698	$1.955	$5.279		$2.302		$(2.930)

Less Distributions

From net investment income	$(0.074)		$(0.153)	$(0.165)	$(0.179)		$—		$(0.060)

From net realized gain	(0.717)		(1.905)	(2.710)	—		(1.132)		—

Total distributions	$(0.791)		$(2.058)	$(2.875)	$(0.179)		$(1.132)		$(0.060)

Net asset value — End of period	$23.810		$23.200	$24.560	$25.480		$20.380		$19.210

Total Return(2)	5.99	%(3)	3.65%	7.69%	26.19	%(4)	12.50	%(4)	(13.26	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$79,709		$78,942	$72,953	$75,137		$66,709		$68,475

Ratios (as a percentage of average daily net assets):

Expenses(5)	1.79	%(6)	1.83%	1.82%	1.91	%(4)	1.95	%(4)	1.95	%(4)

Net investment income (loss)	(0.82	)%(6)	0.41%	0.36%	0.78%		0.49%		0.09%

Portfolio Turnover	4	%(3)	17%	12%	14%		8%		53%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and sub-adviser reimbursed certain operating expenses (equal to 0.05%, 0.08% and 0.01% of average daily net assets for the years ended August 31, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 29, 2020

Financial Highlights — continued

	Class C

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017		2016		2015

Net asset value — Beginning of period	$21.690		$23.090	$24.120	$19.400		$18.450		$21.420

Income (Loss) From Operations

Net investment loss(1)	$(0.168)		$(0.170)	$(0.090)	$(0.018)		$(0.042)		$(0.136)

Net realized and unrealized gain (loss)	1.405		0.675	1.770	4.877		2.124		(2.834)

Total income (loss) from operations	$1.237		$0.505	$1.680	$4.859		$2.082		$(2.970)

Less Distributions

From net investment income	$—		$—	$—	$(0.139)		$—		$—

From net realized gain	(0.717)		(1.905)	(2.710)	—		(1.132)		—

Total distributions	$(0.717)		$(1.905)	$(2.710)	$(0.139)		$(1.132)		$—

Net asset value — End of period	$22.210		$21.690	$23.090	$24.120		$19.400		$18.450

Total Return(2)	5.66	%(3)	2.94%	6.93%	25.27	%(4)	11.73	%(4)	(13.82	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,360		$3,736	$12,163	$12,855		$13,856		$15,073

Ratios (as a percentage of average daily net assets):

Expenses(5)	2.49	%(6)	2.53%	2.52%	2.62	%(4)	2.65	%(4)	2.65	%(4)

Net investment loss	(1.49	)%(6)	(0.80)%	(0.37)%	(0.09)%		(0.24)%		(0.64)%

Portfolio Turnover	4	%(3)	17%	12%	14%		8%		53%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and sub-adviser reimbursed certain operating expenses (equal to 0.05%, 0.08% and 0.01% of average daily net assets for the years ended August 31, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 29, 2020

Financial Highlights — continued

	Class I

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017		2016		2015

Net asset value — Beginning of period	$23.420		$24.790	$25.680	$20.500		$19.260		$22.240

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.069)		$0.302	$0.168	$0.281		$0.091		$0.100

Net realized and unrealized gain (loss)	1.521		0.466	1.889	5.096		2.281		(2.969)

Total income (loss) from operations	$1.452		$0.768	$2.057	$5.377		$2.372		$(2.869)

Less Distributions

From net investment income	$(0.145)		$(0.233)	$(0.237)	$(0.197)		$—		$(0.111)

From net realized gain	(0.717)		(1.905)	(2.710)	—		(1.132)		—

Total distributions	$(0.862)		$(2.138)	$(2.947)	$(0.197)		$(1.132)		$(0.111)

Net asset value — End of period	$24.010		$23.420	$24.790	$25.680		$20.500		$19.260

Total Return(2)	6.16	%(3)	3.94%	8.06%	26.48	%(4)	12.90	%(4)	(13.00	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$23,152		$21,552	$9,875	$11,067		$8,307		$10,298

Ratios (as a percentage of average daily net assets):

Expenses(5)	1.49	%(6)	1.53%	1.52%	1.61	%(4)	1.65	%(4)	1.65	%(4)

Net investment income (loss)	(0.57	)%(6)	1.29%	0.64%	1.29%		0.49%		0.45%

Portfolio Turnover	4	%(3)	17%	12%	14%		8%		53%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser and sub-adviser reimbursed certain operating expenses (equal to 0.05%, 0.08% and 0.01% of average daily net assets for the years ended August 31, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 29, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Greater China Growth Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares of the Fund generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’tax rules and rates. Interest income is recorded on the basis of interest accrued.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 29, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized

13

Eaton Vance

Greater China Growth Fund

February 29, 2020

Notes to Financial Statements (Unaudited) — continued

gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to February 29, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 29, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$70,958,428

Gross unrealized appreciation	$38,999,666

Gross unrealized depreciation	(5,753,100)

Net unrealized appreciation	$33,246,566

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Fund and BMR, the fee is computed at an annual rate of 1.00% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of BMR or the Fund and by the vote of a majority of shareholders. For the six months ended February 29, 2020, the investment adviser fee amounted to $561,055 or 1.00% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays BMO Global Asset Management (Asia) Limited (BMO GAM (Asia)) a portion of its investment adviser fee for sub-advisory services provided to the Fund.

The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended February 29, 2020, the administration fee amounted to $84,158.

14

Eaton Vance

Greater China Growth Fund

February 29, 2020

Notes to Financial Statements (Unaudited) — continued

Prior to January 1, 2020, BMR and BMO GAM (Asia) had agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceeded 1.85%, 2.55% and 1.55% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. Pursuant to this agreement, BMR and BMO GAM (Asia) reimbursed no operating expenses for the six months ended February 29, 2020.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 29, 2020, EVM earned $16,283 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $4,066 as its portion of the sales charge on sales of Class A shares for the six months ended February 29, 2020. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser and administrator may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 29, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 29, 2020 amounted to $122,593 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended February 29, 2020, the Fund paid or accrued to EVD $13,742 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 29, 2020 amounted to $4,581 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended February 29, 2020, the Fund was informed that EVD received approximately $100 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $4,043,906 and $8,516,944, respectively, for the six months ended February 29, 2020.

15

Eaton Vance

Greater China Growth Fund

February 29, 2020

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019

Sales	87,429	412,812

Issued to shareholders electing to receive payments of distributions in Fund shares	95,108	240,791

Redemptions	(252,272)	(517,778)

Converted from Class C shares	14,091	297,338

Net increase (decrease)	(55,644)	433,163

Class C	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019

Sales	11,046	45,400

Issued to shareholders electing to receive payments of distributions in Fund shares	3,871	42,219

Redemptions	(20,772)	(123,958)

Converted to Class A shares	(15,095)	(318,080)

Net decrease	(20,950)	(354,419)

Class I	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019

Sales	526,862	1,024,332

Issued to shareholders electing to receive payments of distributions in Fund shares	35,433	38,729

Redemptions	(518,497)	(541,005)

Net increase	43,798	522,056

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended February 29, 2020.

9  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve

16

Eaton Vance

Greater China Growth Fund

February 29, 2020

Notes to Financial Statements (Unaudited) — continued

the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

The securities markets in the China region, which includes Hong Kong, China and Taiwan, are impacted by the economies of countries in the region, which differ from the U. S. economy in various ways, such as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the China region are affected by developments in the economies and governmental actions of their principal trading partners, such as the imposition of trading restrictions and tariffs. China’s governmental actions and the actions of other governments can also have a significant effect on the economic conditions in the China region or a particular issuer or industry, which could adversely affect the value and liquidity of investments.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks

Communication Services	$—	$15,302,245		$—	$15,302,245

Consumer Discretionary	497,761	17,535,363		—	18,033,124

Consumer Staples	—	18,261,200		—	18,261,200

Financials	—	24,882,524		—	24,882,524

Health Care	—	6,236,379		—	6,236,379

Industrials	—	2,167,903		—	2,167,903

Information Technology	—	8,638,469		—	8,638,469

Real Estate	—	6,570,561		—	6,570,561

Utilities	—	4,112,589		—	4,112,589

Total Common Stocks	$497,761	$103,707,233	*	$—	$104,204,994

Total Investments	$497,761	$103,707,233		$—	$104,204,994

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

11  Subsequent Event

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has continued to spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty, and in March 2020, a declaration of a national emergency in the United States. The near-term impact of this coronavirus has resulted in substantial market volatility. The ultimate economic and market impact of this coronavirus cannot be reliably estimated as of April 17, 2020, the date these financial statements were issued.

17

Eaton Vance

Greater China Growth Fund

February 29, 2020

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

18

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

19

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Sub-Adviser

BMO Global Asset Management (Asia) Limited

Suite 3808, One Exchange Square

Central, Hong Kong

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7705    2.29.20

Eaton Vance

Richard Bernstein All Asset Strategy Fund

Semiannual Report

February 29, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 29, 2020

Eaton Vance

Richard Bernstein All Asset Strategy Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Officers and Trustees	24

Important Notices	25

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 29, 2020

Performance1,2

Portfolio Managers Richard Bernstein, Matthew Griswold, CFA, and Henry Timmons, CFA, each of Richard Bernstein Advisors LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	09/30/2011	09/30/2011	2.31%	5.16%	3.92%	6.01%
Class A with 5.75% Maximum Sales Charge	—	—	–3.60	–0.87	2.70	5.26
Class C at NAV	09/30/2011	09/30/2011	1.90	4.36	3.14	5.21
Class C with 1% Maximum Sales Charge	—	—	0.92	3.36	3.14	5.21
Class I at NAV	09/30/2011	09/30/2011	2.41	5.41	4.18	6.26
Bloomberg Barclays U.S. Aggregate Bond Index	—	—	3.39%	11.68%	3.57%	3.34%
MSCI ACWI Index	—	—	1.13	3.89	5.54	9.62
Blended Index	—	—	2.66	8.84	4.57	6.02

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				1.34%	2.09%	1.09%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 29, 2020

Fund Profile

Country Allocation (% of net assets)4

Asset Allocation (% of net assets)4

Top 10 Holdings (% of net assets)5

Schwab U.S. TIPS ETF	24.6%

First Trust Low Duration Opportunities ETF	13.7

iShares MSCI China ETF	5.2

U.S. Treasury Note, 1.25%, 3/31/21	3.0

U.S. Treasury Note, 2.25%, 4/30/21	2.8

U.S. Treasury Note, 1.375%, 4/30/21	2.1

U.S. Treasury Note, 1.875%, 4/30/22	1.9

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	1.8

U.S. Treasury Note, 2.125%, 8/15/21	1.5

U.S. Treasury Note, 2.75%, 8/15/21	1.5

Total	58.1%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 29, 2020

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. MSCI ACWI Index is an unmanaged free-float-adjusted market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. The Blended Index consists of 60% Bloomberg Barclays U.S. Aggregate Bond Index and 40% MSCI ACWI Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Fund may obtain exposure to certain market segments through investments in exchange-traded funds (ETFs). For purposes of the charts, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 29, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2019 – February 29, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/19)	Ending Account Value (2/29/20)	Expenses Paid During Period* (9/1/19 – 2/29/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,023.10	$6.14	1.22%
Class C	$1,000.00	$1,019.00	$9.89	1.97%
Class I	$1,000.00	$1,024.10	$4.88	0.97%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.80	$6.12	1.22%
Class C	$1,000.00	$1,015.10	$9.87	1.97%
Class I	$1,000.00	$1,020.00	$4.87	0.97%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2019.

5

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 29, 2020

Portfolio of Investments (Unaudited)

Common Stocks — 33.7%
Security	Shares	Value

Aerospace & Defense — 0.2%

Boeing Co. (The)	1,772	$487,495

MTU Aero Engines AG	1,983	490,639

Thales SA	3,710	374,720

		$1,352,854

Air Freight & Logistics — 0.1%

DSV PANALPINA A/S	4,672	$474,043

		$474,043

Automobiles — 0.1%

Daimler AG	13,718	$577,181

		$577,181

Banks — 1.2%

Bank of America Corp.	48,002	$1,368,057

HSBC Holdings PLC(1)	104,280	704,332

JPMorgan Chase & Co.	19,284	2,239,065

PNC Financial Services Group, Inc. (The)	4,805	607,352

U.S. Bancorp	13,983	649,371

Wells Fargo & Co.	35,819	1,463,206

		$7,031,383

Beverages — 0.8%

Britvic PLC	77,886	$862,493

Brown-Forman Corp., Class B	7,401	454,495

Coca-Cola Co. (The)	31,206	1,669,209

PepsiCo, Inc.	14,193	1,873,902

		$4,860,099

Biotechnology — 0.9%

Amgen, Inc.	5,732	$1,144,852

Biogen, Inc.(2)	3,379	1,042,050

CSL, Ltd.	9,458	1,932,001

Gilead Sciences, Inc.	15,670	1,086,871

		$5,205,774

Building Products — 0.1%

Kingspan Group PLC	8,400	$528,953

		$528,953

Security	Shares	Value

Capital Markets — 0.5%

Bank of New York Mellon Corp. (The)	20,065	$800,594

BlackRock, Inc.	2,251	1,042,236

CME Group, Inc.	2,642	525,282

Partners Group Holding AG	553	479,905

		$2,848,017

Chemicals — 1.1%

Air Liquide SA	3,572	$486,553

Air Products and Chemicals, Inc.	1,947	427,581

Akzo Nobel NV	11,053	884,355

Eastman Chemical Co.	7,451	458,311

Ecolab, Inc.	4,004	722,522

Givaudan SA	392	1,221,247

LyondellBasell Industries NV, Class A	7,059	504,436

Sherwin-Williams Co. (The)	2,277	1,176,640

Sika AG	3,424	612,908

		$6,494,553

Commercial Services & Supplies — 0.1%

Securitas AB, Class B	26,897	$365,268

		$365,268

Communications Equipment — 0.1%

Cisco Systems, Inc.	11,381	$454,443

		$454,443

Construction & Engineering — 0.1%

Eiffage SA	4,734	$506,395

		$506,395

Consumer Finance — 0.1%

American Express Co.	8,303	$912,749

		$912,749

Containers & Packaging — 0.4%

AptarGroup, Inc.	8,865	$895,986

Ball Corp.	8,677	611,381

SIG Combibloc Group AG(2)	37,618	560,321

Sonoco Products Co.	10,594	510,737

		$2,578,425

6	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 29, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Diversified Consumer Services — 0.2%

TAL Education Group ADR(2)	26,730	$1,453,845

		$1,453,845

Diversified Telecommunication Services — 0.2%

AT&T, Inc.	22,030	$775,897

Verizon Communications, Inc.	10,781	583,899

		$1,359,796

Electric Utilities — 2.1%

Alliant Energy Corp.	19,675	$1,025,461

Enel SpA	127,008	1,066,001

Eversource Energy	24,310	2,101,843

Iberdrola SA	75,583	865,288

IDACORP, Inc.	15,546	1,502,365

NextEra Energy, Inc.	11,743	2,968,161

Red Electrica Corp. SA	58,686	1,121,681

SSE PLC	43,580	856,797

Xcel Energy, Inc.	16,880	1,051,962

		$12,559,559

Electronic Equipment, Instruments & Components — 0.1%

Hexagon AB, Class B	8,242	$443,989

		$443,989

Equity Real Estate Investment Trusts (REITs) — 1.6%

American Tower Corp.	2,378	$539,330

Digital Realty Trust, Inc.(1)	4,432	532,328

EPR Properties	14,263	844,940

Equity LifeStyle Properties, Inc.	19,300	1,318,769

Essex Property Trust, Inc.	4,168	1,181,044

Extra Space Storage, Inc.	6,557	658,061

Federal Realty Investment Trust	8,913	1,036,938

National Retail Properties, Inc.	15,117	768,699

Simon Property Group, Inc.	7,045	867,099

Weingarten Realty Investors	38,989	1,049,974

Welltower, Inc.	12,247	916,321

		$9,713,503

Food & Staples Retailing — 1.2%

Costco Wholesale Corp.	6,174	$1,735,758

George Weston, Ltd.	12,332	928,403

Kroger Co. (The)	29,196	821,284

Loblaw Cos., Ltd.	18,837	933,254

Tsuruha Holdings, Inc.	9,300	1,079,803

Security	Shares	Value

Food & Staples Retailing (continued)

Walgreens Boots Alliance, Inc.	18,264	$835,761

Walmart, Inc.	11,191	1,205,047

		$7,539,310

Food Products — 1.9%

AAK AB	65,737	$1,135,025

Archer-Daniels-Midland Co.	19,445	732,104

Calbee, Inc.	26,000	662,525

General Mills, Inc.	21,761	1,066,289

Hershey Co. (The)	7,237	1,042,056

Hormel Foods Corp.(1)	19,391	806,665

JM Smucker Co. (The)	8,389	863,983

Kellogg Co.	14,159	856,195

McCormick & Co., Inc.	6,581	962,076

Nestle SA	16,445	1,692,285

Nisshin Seifun Group, Inc.	42,500	717,181

Saputo, Inc.	23,295	648,390

Tyson Foods, Inc., Class A	6,811	461,990

		$11,646,764

Gas Utilities — 0.5%

Enagas SA	29,151	$756,400

Naturgy Energy Group SA	49,837	1,161,025

Rubis SCA	24,999	1,355,685

		$3,273,110

Health Care Equipment & Supplies — 3.1%

Abbott Laboratories	21,145	$1,628,799

Alcon, Inc.(2)	13,217	808,238

Becton, Dickinson and Co.	5,034	1,197,186

Cooper Cos., Inc. (The)	2,747	891,594

Danaher Corp.	11,898	1,720,213

DENTSPLY SIRONA, Inc.	7,813	384,712

Edwards Lifesciences Corp.(2)	5,443	1,114,944

Fisher & Paykel Healthcare Corp., Ltd.	150,074	2,429,900

IDEXX Laboratories, Inc.(2)	1,878	477,970

Intuitive Surgical, Inc.(2)	2,089	1,115,442

Koninklijke Philips NV	27,134	1,161,992

Medtronic PLC	16,182	1,629,042

ResMed, Inc.	9,516	1,512,663

Stryker Corp.	7,154	1,363,481

West Pharmaceutical Services, Inc.	8,370	1,260,187

		$18,696,363

7	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 29, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Providers & Services — 2.4%

Anthem, Inc.	2,771	$712,396

Cardinal Health, Inc.	17,798	927,632

Cigna Corp.	6,836	1,250,578

CVS Health Corp.	20,344	1,203,958

Henry Schein, Inc.(2)	10,993	669,914

Humana, Inc.	1,365	436,363

Laboratory Corp. of America Holdings(2)	6,419	1,127,754

McKesson Corp.	3,555	497,202

Quest Diagnostics, Inc.	9,864	1,046,176

Ramsay Health Care, Ltd.	35,071	1,568,984

Ryman Healthcare, Ltd.	167,431	1,602,724

UnitedHealth Group, Inc.	9,590	2,445,066

Universal Health Services, Inc., Class B	7,154	885,236

		$14,373,983

Health Care Technology — 0.2%

Cerner Corp.	15,697	$1,087,331

		$1,087,331

Hotels, Restaurants & Leisure — 0.3%

Fattal Holdings 1998, Ltd.	2,964	$356,982

La Francaise des Jeux SAEM(2)(3)	20,657	609,922

McDonald’s Corp.	3,770	732,021

		$1,698,925

Household Durables — 0.2%

Bellway PLC	23,316	$1,128,413

		$1,128,413

Household Products — 1.7%

Church & Dwight Co., Inc.	23,091	$1,605,286

Clorox Co. (The)	10,002	1,594,519

Colgate-Palmolive Co.	16,141	1,090,647

Henkel AG & Co. KGaA	15,069	1,287,956

Kimberly-Clark Corp.	10,179	1,335,383

Procter & Gamble Co. (The)	21,603	2,446,108

Reckitt Benckiser Group PLC	10,759	795,013

		$10,154,912

Insurance — 1.2%

Aflac, Inc.	17,242	$738,820

Allianz SE	3,269	712,151

Aon PLC	7,732	1,608,256

Security	Shares	Value

Insurance (continued)

AXA SA	19,916	$462,934

Helvetia Holding AG	7,424	989,040

Marsh & McLennan Cos., Inc.	12,079	1,262,980

Muenchener Rueckversicherungs-Gesellschaft AG	1,789	463,562

Swiss Life Holding AG	2,805	1,287,825

		$7,525,568

Interactive Media & Services — 1.1%

Alphabet, Inc., Class A(2)	1,037	$1,388,802

Alphabet, Inc., Class C(2)	1,101	1,474,603

Autohome, Inc. ADR(2)	13,140	1,020,584

Facebook, Inc., Class A(2)	9,024	1,736,849

Tencent Holdings, Ltd.	26,600	1,348,745

		$6,969,583

Internet & Direct Marketing Retail — 0.8%

Alibaba Group Holding, Ltd. ADR(2)	8,300	$1,726,400

Amazon.com, Inc.(2)	1,728	3,255,120

		$4,981,520

IT Services — 0.4%

Atos SE	5,537	$416,589

Mastercard, Inc., Class A	2,446	709,952

Nexi SpA(2)(3)	39,711	642,864

Visa, Inc., Class A	4,700	854,272

		$2,623,677

Life Sciences Tools & Services — 0.7%

Illumina, Inc.(2)	3,255	$864,756

Mettler-Toledo International, Inc.(2)	1,196	839,233

PerkinElmer, Inc.	10,625	918,425

Thermo Fisher Scientific, Inc.	6,244	1,815,755

		$4,438,169

Machinery — 0.1%

Traton SE(2)	20,857	$444,099

		$444,099

Metals & Mining — 0.1%

Boliden AB	25,829	$542,440

		$542,440

8	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 29, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Multi-Utilities — 1.1%

CMS Energy Corp.	16,773	$1,013,425

DTE Energy Co.	7,442	831,048

NorthWestern Corp.	23,698	1,666,917

Suez	69,637	1,105,752

WEC Energy Group, Inc.	23,015	2,124,975

		$6,742,117

Oil, Gas & Consumable Fuels — 0.7%

BP PLC	99,558	$517,264

Chevron Corp.	7,261	677,742

Exxon Mobil Corp.	24,362	1,253,181

Pembina Pipeline Corp.	25,586	924,166

Royal Dutch Shell PLC, Class A	22,024	475,421

World Fuel Services Corp.	16,204	458,249

		$4,306,023

Personal Products — 0.9%

Beiersdorf AG	8,756	$924,617

Estee Lauder Cos., Inc. (The), Class A	4,843	889,175

Kao Corp.(1)	11,100	807,807

Kose Corp.	5,400	643,379

Unilever NV	25,498	1,346,225

Unilever PLC	17,493	940,421

		$5,551,624

Pharmaceuticals — 1.9%

Bayer AG	6,498	$472,574

Bristol-Myers Squibb Co.	8,348	493,033

Eli Lilly & Co.	5,860	739,122

Johnson & Johnson	15,548	2,090,895

Merck & Co., Inc.	8,604	658,722

Novo Nordisk A/S, Class B	43,010	2,519,910

Pfizer, Inc.	52,564	1,756,689

Roche Holding AG PC	6,578	2,115,048

Sanofi	11,110	1,036,183

		$11,882,176

Professional Services — 0.1%

AF POYRY AB	19,925	$450,034

		$450,034

Semiconductors & Semiconductor Equipment — 0.2%

Intel Corp.	19,545	$1,085,138

		$1,085,138

Security	Shares	Value

Software — 1.0%

Microsoft Corp.	38,394	$6,220,212

		$6,220,212

Specialty Retail — 0.2%

Home Depot, Inc. (The)	3,993	$869,835

Industria de Diseno Textil SA	17,060	532,254

		$1,402,089

Technology Hardware, Storage & Peripherals — 1.1%

Apple, Inc.	23,523	$6,430,247

		$6,430,247

Textiles, Apparel & Luxury Goods — 0.1%

NIKE, Inc., Class B	6,191	$553,352

		$553,352

Tobacco — 0.3%

Altria Group, Inc.	22,267	$898,919

Philip Morris International, Inc.	11,064	905,809

		$1,804,728

Trading Companies & Distributors — 0.2%

Brenntag AG	10,953	$496,971

Bunzl PLC	17,838	428,329

Indutrade AB	14,305	467,033

		$1,392,333

Total Common Stocks (identified cost $171,588,650)		$204,665,069

U.S. Treasury Obligations — 17.5%
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Notes:

1.25%, 3/31/21	$18,270	$18,308,282

1.375%, 4/30/21	12,697	12,741,732

1.75%, 5/31/22	8,221	8,377,552

1.875%, 4/30/22	11,476	11,715,811

2.125%, 8/31/20	4,350	4,368,846

2.125%, 1/31/21	9,109	9,193,661

2.125%, 8/15/21	9,134	9,285,079

2.25%, 4/30/21	16,703	16,936,885

9	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 29, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Notes: (continued)

2.625%, 7/15/21	$6,010	$6,142,525

2.75%, 8/15/21	8,988	9,218,142

Total U.S. Treasury Obligations (identified cost $104,447,191)		$106,288,515

Exchange-Traded Funds (4) — 45.3%
Security	Shares	Value

Equity Funds — 5.2%

iShares MSCI China ETF(1)	509,791	$31,673,315

		$31,673,315

Fixed Income Funds — 38.3%

First Trust Low Duration Opportunities ETF	1,589,635	$83,312,770

Schwab U.S. TIPS ETF(1)	2,561,118	149,492,458

		$232,805,228

Short-Term Fixed Income Funds — 1.8%

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	108,947	$11,106,057

		$11,106,057

Total Exchange-Traded Funds (identified cost $272,454,635)		$275,584,600

Short-Term Investments — 9.2%
Description	Units/ Shares	Value

Eaton Vance Cash Reserves Fund, LLC, 1.75%(5)	22,738,829	$22,743,377

State Street Navigator Securities Lending Government Money Market Portfolio, 1.61%(6)	33,011,779	33,011,779

Total Short-Term Investments (identified cost $55,751,210)		$55,755,156

Total Investments — 105.7% (identified cost $604,241,686)		$642,293,340

Other Assets, Less Liabilities — (5.7)%		$(34,445,196)

Net Assets — 100.0%		$607,848,144

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of this security was on loan at February 29, 2020. The aggregate market value of securities on loan at February 29, 2020 was $33,715,971.

(2)	Non-income producing security.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 29, 2020, the aggregate value of these securities is $1,252,786 or 0.2% of the Fund’s net assets.

(4)

The Fund is permitted to invest in certain Exchange-Traded Funds (ETFs) in excess of the limits set forth in the Investment Company Act of 1940, as amended, in reliance upon exemptive relief provided to the ETFs by the Securities and Exchange Commission and meeting certain conditions set forth in the exemptive orders.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 29, 2020.

(6)	Represents investment of cash collateral received in connection with securities lending.

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value

United States	49.5%	$300,759,104

Switzerland	1.6	9,766,817

United Kingdom	1.3	8,054,708

France	1.0	6,354,733

Germany	1.0	5,869,750

China	0.9	5,549,574

Spain	0.7	4,436,648

New Zealand	0.7	4,032,624

Japan	0.6	3,910,695

Australia	0.6	3,500,985

Canada	0.6	3,434,213

Sweden	0.6	3,403,789

Denmark	0.5	2,993,953

Netherlands	0.3	2,046,347

Italy	0.3	1,708,865

Ireland	0.1	528,953

Israel	0.1	356,982

Exchange-Traded Funds	45.3	275,584,600

Total Investments	105.7%	$642,293,340

Abbreviations:

ADR	–	American Depositary Receipt

PC	–	Participation Certificate

10	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 29, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	February 29, 2020

Unaffiliated investments, at value including $33,715,971 of securities on loan (identified cost, $581,502,255)	$619,549,963

Affiliated investment, at value (identified cost, $22,739,431)	22,743,377

Foreign currency, at value (identified cost, $2,975)	2,859

Dividends receivable	324,864

Interest receivable	488,771

Dividends receivable from affiliated investment	35,118

Receivable for Fund shares sold	1,491,598

Securities lending income receivable	15,367

Tax reclaims receivable	231,638

Total assets	$644,883,555

Liabilities

Collateral for securities loaned	$33,011,779

Payable for Fund shares redeemed	3,174,779

Due to custodian	4,567

Payable to affiliates:

Investment adviser and administration fee	420,642

Distribution and service fees	107,762

Accrued expenses	315,882

Total liabilities	$37,035,411

Net Assets	$607,848,144

Sources of Net Assets

Paid-in capital	$552,323,370

Distributable earnings	55,524,774

Total	$607,848,144

Class A Shares

Net Assets	$73,190,345

Shares Outstanding	5,195,542

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$14.09

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$14.95

Class C Shares

Net Assets	$112,502,573

Shares Outstanding	8,152,623

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$13.80

Class I Shares

Net Assets	$422,155,226

Shares Outstanding	29,857,467

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$14.14

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

11	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 29, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 29, 2020

Dividends (net of foreign taxes, $34,326)	$4,247,322

Interest	2,124,199

Dividends from affiliated investment	205,351

Securities lending income, net	20,540

Total investment income	$6,597,412

Expenses

Investment adviser and administration fee	$2,707,689

Distribution and service fees

Class A	95,212

Class C	589,557

Trustees’ fees and expenses	16,065

Custodian fee	90,448

Transfer and dividend disbursing agent fees	165,152

Legal and accounting services	31,896

Printing and postage	23,412

Registration fees	32,598

Miscellaneous	61,074

Total expenses	$3,813,103

Net investment income	$2,784,309

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$21,277,318

Investment transactions — affiliated investment	5,356

Foreign currency transactions	(82,236)

Net realized gain	$21,200,438

Change in unrealized appreciation (depreciation) -

Investments	$(8,189,262)

Investments — affiliated investment	7,342

Foreign currency	5,158

Net change in unrealized appreciation (depreciation)	$(8,176,762)

Net realized and unrealized gain	$13,023,676

Net increase in net assets from operations	$15,807,985

12	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 29, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019

From operations —

Net investment income	$2,784,309	$8,482,878

Net realized gain	21,200,438	7,842,539

Net change in unrealized appreciation (depreciation)	(8,176,762)	(39,745,614)

Net increase (decrease) in net assets from operations	$15,807,985	$(23,420,197)

Distributions to shareholders —

Class A	$(3,202,531)	$(2,009,876)

Class C	(4,129,164)	(2,704,351)

Class I	(20,042,888)	(14,958,029)

Total distributions to shareholders	$(27,374,583)	$(19,672,256)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$7,155,741	$15,555,359

Class C	6,431,250	19,743,581

Class I	41,558,296	179,606,673

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	2,290,521	1,514,512

Class C	2,643,861	1,781,659

Class I	12,596,767	9,025,932

Cost of shares redeemed

Class A	(12,130,417)	(26,771,110)

Class C	(15,063,513)	(31,859,692)

Class I	(91,219,006)	(252,998,541)

Net asset value of shares converted

Class A	799,151	2,876,111

Class C	(799,151)	(2,876,111)

Net decrease in net assets from Fund share transactions	$(45,736,500)	$(84,401,627)

Net decrease in net assets	$(57,303,098)	$(127,494,080)

Net Assets

At beginning of period	$665,151,242	$792,645,322

At end of period	$607,848,144	$665,151,242

13	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 29, 2020

Financial Highlights

	Class A

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$14.370		$15.110	$14.330	$13.060	$12.250	$13.000

Income (Loss) From Operations

Net investment income(1)	$0.059		$0.161	$0.157	$0.156	$0.150	$0.121

Net realized and unrealized gain (loss)	0.272		(0.542)	0.934	1.176	0.824	(0.697)

Total income (loss) from operations	$0.331		$(0.381)	$1.091	$1.332	$0.974	$(0.576)

Less Distributions

From net investment income	$(0.191)		$(0.071)	$(0.154)	$(0.062)	$(0.164)	$(0.054)

From net realized gain	(0.420)		(0.288)	(0.157)	—	—	(0.120)

Total distributions	$(0.611)		$(0.359)	$(0.311)	$(0.062)	$(0.164)	$(0.174)

Net asset value — End of period	$14.090		$14.370	$15.110	$14.330	$13.060	$12.250

Total Return(2)	2.31	%(3)	(2.43)%	7.67%	10.24%	8.02%	(4.48)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$73,190		$76,453	$87,728	$84,551	$91,816	$107,566

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.22	%(5)	1.22%	1.20%	1.26%	1.30%	1.30%

Net investment income	0.83	%(5)	1.14%	1.05%	1.15%	1.20%	0.95%

Portfolio Turnover	24	%(3)	85%	44%	41%	51%	48%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

14	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 29, 2020

Financial Highlights — continued

	Class C

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$14.030		$14.790	$14.030	$12.830	$12.040	$12.800

Income (Loss) From Operations

Net investment income(1)	$0.005		$0.054	$0.045	$0.053	$0.058	$0.025

Net realized and unrealized gain (loss)	0.263		(0.531)	0.920	1.147	0.802	(0.675)

Total income (loss) from operations	$0.268		$(0.477)	$0.965	$1.200	$0.860	$(0.650)

Less Distributions

From net investment income	$(0.078)		$—	$(0.048)	$—	$(0.070)	$—

From net realized gain	(0.420)		(0.283)	(0.157)	—	—	(0.110)

Total distributions	$(0.498)		$(0.283)	$(0.205)	$—	$(0.070)	$(0.110)

Net asset value — End of period	$13.800		$14.030	$14.790	$14.030	$12.830	$12.040

Total Return(2)	1.90	%(3)	(3.16)%	6.91%	9.35%	7.17%	(5.12)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$112,503		$121,049	$141,787	$124,228	$134,720	$137,605

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.97	%(5)	1.97%	1.95%	2.01%	2.05%	2.05%

Net investment income	0.07	%(5)	0.39%	0.31%	0.40%	0.48%	0.20%

Portfolio Turnover	24	%(3)	85%	44%	41%	51%	48%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

15	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 29, 2020

Financial Highlights — continued

	Class I

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$14.440		$15.190	$14.390	$13.130	$12.310	$13.060

Income (Loss) From Operations

Net investment income(1)	$0.078		$0.199	$0.196	$0.192	$0.184	$0.152

Net realized and unrealized gain (loss)	0.269		(0.552)	0.952	1.164	0.833	(0.699)

Total income (loss) from operations	$0.347		$(0.353)	$1.148	$1.356	$1.017	$(0.547)

Less Distributions

From net investment income	$(0.227)		$(0.109)	$(0.191)	$(0.096)	$(0.197)	$(0.083)

From net realized gain	(0.420)		(0.288)	(0.157)	—	—	(0.120)

Total distributions	$(0.647)		$(0.397)	$(0.348)	$(0.096)	$(0.197)	$(0.203)

Net asset value — End of period	$14.140		$14.440	$15.190	$14.390	$13.130	$12.310

Total Return(2)	2.41	%(3)	(2.22)%	8.04%	10.40%	8.34%	(4.24)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$422,155		$467,649	$563,130	$415,089	$274,566	$225,366

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.97	%(5)	0.97%	0.95%	1.01%	1.05%	1.05%

Net investment income	1.07	%(5)	1.40%	1.32%	1.40%	1.47%	1.19%

Portfolio Turnover	24	%(3)	85%	44%	41%	51%	48%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

16	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 29, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Richard Bernstein All Asset Strategy Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent

17

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 29, 2020

Notes to Financial Statements (Unaudited) — continued

decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 29, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expenses do not include the Fund’s pro rata share of the expenses of the exchange-traded funds in which it invests.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to February 29, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

18

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 29, 2020

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 29, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$602,860,079

Gross unrealized appreciation	$49,161,083

Gross unrealized depreciation	(9,727,822)

Net unrealized appreciation	$39,433,261

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. Pursuant to the investment advisory and administrative agreement and subsequent fee reduction agreement between the Fund and EVM, the fee is computed at an annual rate of 0.85% of the Fund’s average daily net assets up to $500 million, 0.80% on net assets of $500 million but less than $1 billion and at reduced rates on average daily net assets of $1 billion or more, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. For the six months ended February 29, 2020, the investment adviser and administration fee amounted to $2,707,689 or 0.84% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Richard Bernstein Advisors LLC (RBA). EVM pays RBA a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 29, 2020, EVM earned $6,050 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $7,805 as its portion of the sales charge on sales of Class A shares for the six months ended February 29, 2020. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 29, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 29, 2020 amounted to $95,212 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended February 29, 2020, the Fund paid or accrued to EVD $442,168 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 29, 2020 amounted to $147,389 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended February 29, 2020, the Fund was informed that EVD received approximately $100 and $3,000 of CDSCs paid by Class A and Class C shareholders, respectively.

19

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 29, 2020

Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended February 29, 2020 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$129,816,698	$105,124,464

U.S. Government and Agency Securities	19,787,692	99,336,574

	$149,604,390	$204,461,038

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019

Sales	498,186	1,107,629

Issued to shareholders electing to receive payments of distributions in Fund shares	162,795	109,351

Redemptions	(840,788)	(1,910,584)

Converted from Class C shares	54,903	209,160

Net decrease	(124,904)	(484,444)

Class C	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019

Sales	457,844	1,432,364

Issued to shareholders electing to receive payments of distributions in Fund shares	191,585	131,004

Redemptions	(1,069,106)	(2,306,935)

Converted to Class A shares	(56,122)	(213,490)

Net decrease	(475,799)	(957,057)

Class I	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019

Sales	2,878,192	12,765,567

Issued to shareholders electing to receive payments of distributions in Fund shares	892,754	649,815

Redemptions	(6,302,397)	(18,106,708)

Net decrease	(2,531,451)	(4,691,326)

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from

20

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 29, 2020

Notes to Financial Statements (Unaudited) — continued

$625 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended February 29, 2020.

9  Overdraft Advances

Pursuant to the custodian agreement, State Street Bank and Trust Company (SSBT) may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Fund’s assets to the extent of any overdraft. At February 29, 2020, the Fund had a payment due to SSBT pursuant to the foregoing arrangement of $4,567. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at February 29, 2020. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 13) at February 29, 2020. The Fund’s average overdraft advances during the six months ended February 29, 2020 were not significant.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

11  Securities Lending Agreement

The Fund has established a securities lending agreement with SSBT as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.

At February 29, 2020, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $33,715,971 and $34,398,514, respectively. Collateral received was comprised of cash of $33,011,779 and U.S. government and/or agencies securities of $1,386,735.

21

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 29, 2020

Notes to Financial Statements (Unaudited) — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of February 29, 2020.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total

Securities Lending Transactions

Common Stocks	$1,036,397	$—	$—	$—	$1,036,397

Exchange-Traded Funds	31,975,382	—	—	—	31,975,382

Total	$33,011,779	$—	$—	$—	$33,011,779

The carrying amount of the liability for collateral for securities loaned at February 29, 2020 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 13) at February 29, 2020.

12  Investments in Affiliated Funds

At February 29, 2020, the value of the Fund’s investment in affiliated funds was $27,743,377, which represents 3.7% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended February 29, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$36,525,578	$155,966,996	$(169,761,895)	$5,356	$7,342	$22,743,377	$205,351	22,738,829

13  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

22

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 29, 2020

Notes to Financial Statements (Unaudited) — continued

At February 29, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks

Communication Services	$6,980,634	$1,348,745		$—	$8,329,379

Consumer Discretionary	8,590,573	3,204,752		—	11,795,325

Consumer Staples	28,662,707	12,894,730		—	41,557,437

Energy	3,313,338	992,685		—	4,306,023

Financials	13,217,968	5,099,749		—	18,317,717

Health Care	40,036,242	15,647,554		—	55,683,796

Industrials	487,495	5,026,484		—	5,513,979

Information Technology	15,754,264	1,503,442		—	17,257,706

Materials	5,307,594	4,307,824		—	9,615,418

Real Estate	9,713,503	—		—	9,713,503

Utilities	14,286,157	8,288,629		—	22,574,786

Total Common Stocks	$146,350,475	$58,314,594	*	$—	$204,665,069

U.S. Treasury Obligations	$—	$106,288,515		$—	$106,288,515

Exchange-Traded Funds	275,584,600	—		—	275,584,600

Short-Term Investments	33,011,779	22,743,377		—	55,755,156

Total Investments	$454,946,854	$187,346,486		$—	$642,293,340

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

14  Subsequent Event

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has continued to spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty, and in March 2020, a declaration of a national emergency in the United States. The near-term impact of this coronavirus has resulted in substantial market volatility. The ultimate economic and market impact of this coronavirus cannot be reliably estimated as of April 17, 2020, the date these financial statements were issued.

23

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 29, 2020

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

24

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

25

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Richard Bernstein Advisors LLC

Tower 45 120 West 45th Street, 36th Floor

New York, NY 10036

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7781    2.29.20

Eaton Vance

Richard Bernstein Equity Strategy Fund

Semiannual Report

February 29, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 29, 2020

Eaton Vance

Richard Bernstein Equity Strategy Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	23

Important Notices	24

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 29, 2020

Performance1,2

Portfolio Managers Richard Bernstein, Matthew Griswold, CFA, and Henry Timmons, CFA, each of Richard Bernstein Advisors LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	10/12/2010	10/12/2010	1.36%	6.33%	5.46%	7.78%
Class A with 5.75% Maximum Sales Charge	—	—	–4.48	0.21	4.21	7.10
Class C at NAV	10/12/2010	10/12/2010	0.99	5.55	4.68	6.96
Class C with 1% Maximum Sales Charge	—	—	0.06	4.57	4.68	6.96
Class I at NAV	10/12/2010	10/12/2010	1.50	6.59	5.74	8.05
MSCI ACWI Index	—	—	1.13%	3.89%	5.54%	7.60%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				1.30%	2.05%	1.05%

Fund Profile

Country Allocation (% of net assets)4

Equity Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)5

iShares MSCI China ETF	11.9%

Microsoft Corp.	2.7

Apple, Inc.	2.6

Amazon.com, Inc.	1.6

UnitedHealth Group, Inc.	1.1

Procter & Gamble Co. (The)	1.0

Novo Nordisk A/S, Class B	1.0

PepsiCo, Inc.	1.0

Facebook, Inc., Class A	0.9

NextEra Energy, Inc.	0.9

Total	24.7%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 29, 2020

Endnotes and Additional Disclosures

[1]

MSCI ACWI Index is an unmanaged free-float-adjusted market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Fund may obtain exposure to certain market segments through investments in exchange-traded funds (ETFs). For purposes of the charts, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 29, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2019 – February 29, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/19)	Ending Account Value (2/29/20)	Expenses Paid During Period* (9/1/19 – 2/29/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,013.60	$6.31	1.26%
Class C	$1,000.00	$1,009.90	$10.04	2.01%
Class I	$1,000.00	$1,015.00	$5.06	1.01%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.60	$6.32	1.26%
Class C	$1,000.00	$1,014.90	$10.07	2.01%
Class I	$1,000.00	$1,019.80	$5.07	1.01%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2019.

4

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 29, 2020

Portfolio of Investments (Unaudited)

Common Stocks — 88.0%
Security	Shares	Value

Aerospace & Defense — 0.7%

Boeing Co. (The)	4,407	$1,212,410

MTU Aero Engines AG	8,954	2,215,422

Thales SA	12,529	1,265,462

		$4,693,294

Automobiles — 0.3%

Daimler AG	51,951	$2,185,823

		$2,185,823

Banks — 2.0%

Bank of America Corp.	23,651	$674,053

HSBC Holdings PLC(1)	316,177	2,135,536

JPMorgan Chase & Co.	48,155	5,591,277

PNC Financial Services Group, Inc. (The)	5,978	755,619

U.S. Bancorp	37,916	1,760,819

Wells Fargo & Co.	67,402	2,753,372

		$13,670,676

Beverages — 2.9%

Asahi Group Holdings, Ltd.	35,500	$1,358,857

Britvic PLC	136,160	1,507,807

Brown-Forman Corp., Class B	44,402	2,726,727

Coca-Cola Co. (The)	76,633	4,099,099

Coca-Cola European Partners PLC	32,006	1,631,026

Monster Beverage Corp.(2)	28,649	1,787,984

PepsiCo, Inc.	49,720	6,564,531

		$19,676,031

Biotechnology — 1.7%

Amgen, Inc.	13,030	$2,602,482

Biogen, Inc.(2)	5,950	1,834,920

CSL, Ltd.	24,953	5,097,190

Gilead Sciences, Inc.	29,130	2,020,457

		$11,555,049

Building Products — 0.2%

Kingspan Group PLC	25,698	$1,618,218

		$1,618,218

Capital Markets — 1.2%

Ameriprise Financial, Inc.	6,478	$915,341

Bank of New York Mellon Corp. (The)	15,143	604,206

Security	Shares	Value

Capital Markets (continued)

BlackRock, Inc.	1,520	$703,775

Charles Schwab Corp. (The)	12,539	510,964

CME Group, Inc.	3,256	647,358

Moody’s Corp.	6,984	1,676,370

Morgan Stanley	18,369	827,156

Northern Trust Corp.	6,315	554,204

Partners Group Holding AG	1,400	1,214,950

State Street Corp.	13,337	908,383

		$8,562,707

Chemicals — 2.2%

Air Liquide SA	10,982	$1,495,893

Air Products and Chemicals, Inc.	8,502	1,867,124

Akzo Nobel NV	14,153	1,132,387

Ecolab, Inc.	11,393	2,055,867

Givaudan SA	1,172	3,651,279

LyondellBasell Industries NV, Class A	10,176	727,177

Sherwin-Williams Co. (The)	3,518	1,817,926

Sika AG	14,489	2,593,583

		$15,341,236

Commercial Services & Supplies — 0.4%

Loomis AB, Class B	35,585	$1,242,699

Securitas AB, Class B	123,582	1,678,275

		$2,920,974

Communications Equipment — 0.3%

Cisco Systems, Inc.	51,887	$2,071,848

		$2,071,848

Construction & Engineering — 0.3%

Eiffage SA	21,746	$2,326,165

		$2,326,165

Consumer Finance — 0.2%

American Express Co.	12,901	$1,418,207

		$1,418,207

Containers & Packaging — 0.3%

Ball Corp.	31,934	$2,250,070

		$2,250,070

5	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 29, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Diversified Consumer Services — 0.5%

TAL Education Group ADR(2)	68,100	$3,703,959

		$3,703,959

Diversified Financial Services — 0.3%

Berkshire Hathaway, Inc., Class B(2)	11,101	$2,290,580

		$2,290,580

Diversified Telecommunication Services — 0.5%

AT&T, Inc.	59,453	$2,093,935

Verizon Communications, Inc.	22,653	1,226,886

		$3,320,821

Electric Utilities — 5.0%

Alliant Energy Corp.	69,582	$3,626,614

Duke Energy Corp.	19,353	1,774,670

Eversource Energy	50,214	4,341,502

Hawaiian Electric Industries, Inc.	40,110	1,718,312

IDACORP, Inc.	28,901	2,792,992

NextEra Energy, Inc.	24,013	6,069,526

OGE Energy Corp.	71,007	2,705,367

Pinnacle West Capital Corp.	29,375	2,628,769

Portland General Electric Co.	47,404	2,579,252

Southern Co. (The)	30,738	1,855,346

Xcel Energy, Inc.	65,350	4,072,612

		$34,164,962

Electronic Equipment, Instruments & Components — 0.2%

Hexagon AB, Class B	30,429	$1,639,183

		$1,639,183

Entertainment — 0.4%

CTS Eventim AG & Co. KGaA	20,681	$1,108,291

Walt Disney Co. (The)	13,142	1,546,156

		$2,654,447

Equity Real Estate Investment Trusts (REITs) — 5.3%

American Tower Corp.	9,971	$2,261,423

AvalonBay Communities, Inc.	7,374	1,479,151

Digital Realty Trust, Inc.(1)	15,779	1,895,216

EPR Properties	39,048	2,313,203

Equity LifeStyle Properties, Inc.	52,414	3,581,449

Essex Property Trust, Inc.	11,267	3,192,617

Extra Space Storage, Inc.	23,175	2,325,843

Federal Realty Investment Trust	24,218	2,817,522

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)

Mid-America Apartment Communities, Inc.	11,786	$1,523,458

National Retail Properties, Inc.	52,448	2,666,981

Public Storage	5,763	1,205,158

Realty Income Corp.	19,122	1,384,242

Simon Property Group, Inc.	22,419	2,759,330

Weingarten Realty Investors	105,917	2,852,345

Welltower, Inc.	40,485	3,029,088

WP Carey, Inc.	17,056	1,320,305

		$36,607,331

Food & Staples Retailing — 2.8%

Costco Wholesale Corp.	19,766	$5,557,013

Create SD Holdings Co., Ltd.	57,600	1,299,390

George Weston, Ltd.	27,018	2,034,024

Kroger Co. (The)	51,029	1,435,446

Loblaw Cos., Ltd.	42,809	2,120,915

Sysco Corp.	23,054	1,536,549

Tsuruha Holdings, Inc.	8,600	998,528

Walgreens Boots Alliance, Inc.	21,476	982,742

Walmart, Inc.	33,594	3,617,402

		$19,582,009

Food Products — 5.7%

AAK AB	155,862	$2,691,138

Archer-Daniels-Midland Co.	51,233	1,928,922

Associated British Foods PLC	51,739	1,510,730

Cranswick PLC	72,492	3,113,273

General Mills, Inc.	46,241	2,265,809

Hershey Co. (The)	28,355	4,082,836

Hormel Foods Corp.(1)	70,953	2,951,645

JM Smucker Co. (The)	14,662	1,510,039

Kellogg Co.	29,816	1,802,974

Kerry Group PLC, Class A	23,015	2,923,658

Kikkoman Corp.	26,900	1,236,865

McCormick & Co., Inc.	22,860	3,341,903

MEIJI Holdings Co., Ltd.	19,800	1,171,932

Nestle SA	34,753	3,576,283

Saputo, Inc.	88,320	2,458,287

Tyson Foods, Inc., Class A	27,149	1,841,517

Yakult Honsha Co., Ltd.	21,600	984,928

		$39,392,739

Gas Utilities — 1.0%

Atmos Energy Corp.	21,755	$2,246,204

Rubis SCA	25,569	1,386,596

6	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 29, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Gas Utilities (continued)

Southwest Gas Holdings, Inc.	19,242	$1,244,572

Spire, Inc.	25,847	1,939,817

		$6,817,189

Health Care Equipment & Supplies — 7.6%

Abbott Laboratories	40,038	$3,084,127

Becton, Dickinson and Co.	10,916	2,596,043

Cooper Cos., Inc. (The)	10,567	3,429,731

Danaher Corp.	38,004	5,494,618

DENTSPLY SIRONA, Inc.	35,878	1,766,633

Edwards Lifesciences Corp.(2)	9,853	2,018,288

Fisher & Paykel Healthcare Corp., Ltd.	280,175	4,536,410

GN Store Nord A/S	34,962	1,950,951

IDEXX Laboratories, Inc.(2)	11,070	2,817,426

Intuitive Surgical, Inc.(2)	3,682	1,966,041

Koninklijke Philips NV	55,088	2,359,099

Medtronic PLC	30,630	3,083,522

ResMed, Inc.	11,959	1,901,003

Sartorius AG, PFC Shares	11,267	2,633,891

Siemens Healthineers AG(3)	46,046	1,882,723

STERIS PLC	13,681	2,170,080

Stryker Corp.	15,164	2,890,107

Sysmex Corp.	17,000	1,087,121

West Pharmaceutical Services, Inc.	17,502	2,635,101

Zimmer Biomet Holdings, Inc.	13,712	1,866,889

		$52,169,804

Health Care Providers & Services — 6.2%

Anthem, Inc.	7,993	$2,054,920

Cardinal Health, Inc.	36,187	1,886,066

Centene Corp.(2)	32,020	1,697,700

Cigna Corp.	21,447	3,923,514

CVS Health Corp.	61,137	3,618,088

Henry Schein, Inc.(2)	25,704	1,566,402

Humana, Inc.	6,036	1,929,589

Laboratory Corp. of America Holdings(2)	11,220	1,971,242

McKesson Corp.	19,116	2,673,564

Orpea	13,920	1,806,173

Quest Diagnostics, Inc.	17,240	1,828,474

Ramsay Health Care, Ltd.	92,919	4,156,951

Ryman Healthcare, Ltd.	310,937	2,976,428

UnitedHealth Group, Inc.	28,747	7,329,335

Universal Health Services, Inc., Class B	25,592	3,166,754

		$42,585,200

Security	Shares	Value

Health Care Technology — 0.3%

Cerner Corp.	31,317	$2,169,329

		$2,169,329

Hotels, Restaurants & Leisure — 0.8%

Evolution Gaming Group AB(3)	41,738	$1,521,016

McDonald’s Corp.	11,541	2,240,916

Starbucks Corp.	18,191	1,426,720

		$5,188,652

Household Products — 3.7%

Church & Dwight Co., Inc.	47,600	$3,309,152

Clorox Co. (The)	20,648	3,291,704

Colgate-Palmolive Co.	60,520	4,089,336

Henkel AG & Co. KGaA	43,127	3,686,088

Kimberly-Clark Corp.	24,040	3,153,808

Procter & Gamble Co. (The)	61,349	6,946,547

Reckitt Benckiser Group PLC	18,809	1,389,850

		$25,866,485

Industrial Conglomerates — 0.2%

Siemens AG	14,387	$1,480,009

		$1,480,009

Insurance — 4.2%

Aflac, Inc.	39,535	$1,694,075

Allianz SE	15,355	3,345,085

Allstate Corp. (The)	9,993	1,051,763

American Financial Group, Inc.	8,122	750,635

Aon PLC	7,862	1,635,296

AXA SA	103,320	2,401,605

Chubb, Ltd.	5,299	768,514

CNP Assurances	71,900	1,130,000

Helvetia Holding AG	10,142	1,351,138

Marsh & McLennan Cos., Inc.	18,563	1,940,947

Muenchener Rueckversicherungs-Gesellschaft AG	9,951	2,578,479

Progressive Corp. (The)	30,987	2,267,009

Sampo Oyj, Class A	30,319	1,238,894

Swiss Life Holding AG	10,703	4,913,935

Travelers Cos., Inc. (The)	13,951	1,671,469

		$28,738,844

Interactive Media & Services — 2.8%

Alphabet, Inc., Class A(2)	3,726	$4,990,045

Alphabet, Inc., Class C(2)	4,205	5,631,883

7	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 29, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Interactive Media & Services (continued)

Autohome, Inc. ADR(2)	33,480	$2,600,392

Facebook, Inc., Class A(2)	32,021	6,163,082

		$19,385,402

Internet & Direct Marketing Retail — 2.2%

Alibaba Group Holding, Ltd. ADR(2)	13,001	$2,704,208

Amazon.com, Inc.(2)	5,967	11,240,336

Booking Holdings, Inc.(2)	645	1,093,701

		$15,038,245

IT Services — 1.3%

Atos SE	17,015	$1,280,165

Mastercard, Inc., Class A	2,700	783,675

Nexi SpA(2)(3)	101,631	1,645,259

Visa, Inc., Class A	21,878	3,976,545

Worldline SA(1)(2)(3)	18,709	1,443,238

		$9,128,882

Life Sciences Tools & Services — 2.6%

Agilent Technologies, Inc.	21,312	$1,642,516

Illumina, Inc.(2)	5,736	1,523,883

Lonza Group AG	5,502	2,195,505

Mettler-Toledo International, Inc.(2)	3,115	2,185,796

PerkinElmer, Inc.	22,442	1,939,886

Sartorius Stedim Biotech	14,463	2,770,443

Thermo Fisher Scientific, Inc.	19,037	5,535,960

		$17,793,989

Machinery — 0.6%

Knorr-Bremse AG	18,315	$1,872,269

Stadler Rail AG(1)(2)	49,361	2,350,685

		$4,222,954

Media — 0.3%

Comcast Corp., Class A	43,528	$1,759,837

		$1,759,837

Multi-Utilities — 2.1%

CMS Energy Corp.	62,128	$3,753,774

DTE Energy Co.	28,907	3,228,044

NorthWestern Corp.	47,011	3,306,754

WEC Energy Group, Inc.	46,518	4,295,007

		$14,583,579

Security	Shares	Value

Oil, Gas & Consumable Fuels — 1.4%

BP PLC	307,681	$1,598,589

Chevron Corp.	13,217	1,233,675

Exxon Mobil Corp.	60,387	3,106,307

Royal Dutch Shell PLC, Class A	67,952	1,466,845

World Fuel Services Corp.	72,391	2,047,218

		$9,452,634

Personal Products — 2.9%

Beiersdorf AG	40,344	$4,260,248

Estee Lauder Cos., Inc. (The), Class A	18,510	3,398,436

Kao Corp.	21,100	1,535,561

Kose Corp.	5,400	643,379

Unilever NV	99,679	5,262,781

Unilever PLC	92,373	4,965,961

		$20,066,366

Pharmaceuticals — 5.8%

Bayer AG	28,385	$2,064,329

Bristol-Myers Squibb Co.	36,600	2,161,596

Eli Lilly & Co.	22,012	2,776,374

Johnson & Johnson	35,519	4,776,595

Merck & Co., Inc.	25,096	1,921,350

Merck KGaA	31,868	3,877,833

Novartis AG	16,795	1,412,849

Novo Nordisk A/S, Class B	114,885	6,730,990

Pfizer, Inc.	165,574	5,533,483

Roche Holding AG PC	14,521	4,668,990

Sanofi	47,664	4,445,420

		$40,369,809

Professional Services — 0.3%

Teleperformance	7,220	$1,761,328

		$1,761,328

Real Estate Management & Development — 0.2%

Castellum AB	57,615	$1,328,575

		$1,328,575

Semiconductors & Semiconductor Equipment — 0.3%

Intel Corp.	34,478	$1,914,219

		$1,914,219

Software — 2.8%

Microsoft Corp.	113,317	$18,358,487

8	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 29, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Software (continued)

SAP SE	10,289	$1,284,504

		$19,642,991

Specialty Retail — 1.0%

Home Depot, Inc. (The)	16,642	$3,625,293

Industria de Diseno Textil SA	70,800	2,208,886

TJX Cos., Inc. (The)	18,374	1,098,765

		$6,932,944

Technology Hardware, Storage & Peripherals — 2.6%

Apple, Inc.	66,285	$18,119,668

		$18,119,668

Textiles, Apparel & Luxury Goods — 0.2%

NIKE, Inc., Class B	14,363	$1,283,765

		$1,283,765

Tobacco — 0.9%

Altria Group, Inc.	79,341	$3,202,996

British American Tobacco PLC	45,038	1,780,769

Philip Morris International, Inc.	18,363	1,503,379

		$6,487,144

Trading Companies & Distributors — 0.3%

Brenntag AG	49,143	$2,229,766

		$2,229,766

Total Common Stocks (identified cost $507,099,211)		$608,163,938

Exchange-Traded Funds(4) — 11.9%
Security	Shares	Value

Equity Funds — 11.9%

iShares MSCI China ETF(1)	1,319,266	$81,965,996

Total Exchange-Traded Funds (identified cost $83,571,282)		$81,965,996

Short-Term Investments — 11.2%
Description	Units/ Shares	Value

Eaton Vance Cash Reserves Fund, LLC, 1.75%(5)	4,340,286	$4,341,154

State Street Navigator Securities Lending Government Money Market Portfolio, 1.61%(6)	73,195,327	73,195,327

Total Short-Term Investments (identified cost $77,536,047)		$77,536,481

Total Investments — 111.1% (identified cost $668,206,540)		$767,666,415

Other Assets, Less Liabilities — (11.1)%		$(76,948,337)

Net Assets — 100.0%		$690,718,078

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of this security was on loan at February 29, 2020. The aggregate market value of securities on loan at February 29, 2020 was $90,576,786.

(2)	Non-income producing security.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 29, 2020, the aggregate value of these securities is $6,492,236 or 0.9% of the Fund’s net assets.

(4)

The Fund is permitted to invest in certain Exchange-Traded Funds (ETFs) in excess of the limits set forth in the Investment Company Act of 1940, as amended, in reliance upon exemptive relief provided to the ETFs by the Securities and Exchange Commission and meeting certain conditions set forth in the exemptive orders.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 29, 2020.

(6)	Represents investment of cash collateral received in connection with securities lending.

9	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 29, 2020

Portfolio of Investments (Unaudited) — continued

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value

United States	71.9%	$496,576,254

Germany	5.3	36,704,760

Switzerland	4.0	27,929,197

United Kingdom	3.8	26,363,167

France	3.4	23,512,488

Japan	1.5	10,316,561

Sweden	1.5	10,100,886

Australia	1.3	9,254,141

China	1.3	9,008,559

Denmark	1.2	8,681,941

New Zealand	1.1	7,512,838

Canada	1.0	6,613,226

Ireland	0.7	4,541,876

Netherlands	0.5	3,491,486

Spain	0.3	2,208,886

Italy	0.2	1,645,259

Finland	0.2	1,238,894

Exchange-Traded Funds	11.9	81,965,996

Total Investments	111.1%	$767,666,415

Abbreviations:

ADR	–	American Depositary Receipt

PC	–	Participation Certificate

PFC Shares	–	Preference Shares

10	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 29, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	February 29, 2020

Unaffiliated investments, at value including $90,576,786 of securities on loan (identified cost, $663,865,820)	$763,325,261

Affiliated investment, at value (identified cost, $4,340,720)	4,341,154

Foreign currency, at value (identified cost, $2,515)	2,392

Dividends receivable	925,169

Dividends receivable from affiliated investment	16,923

Receivable for investments sold	729,606

Receivable for Fund shares sold	1,059,721

Securities lending income receivable	38,948

Tax reclaims receivable	267,634

Total assets	$770,706,808

Liabilities

Collateral for securities loaned	$73,195,327

Payable for Fund shares redeemed	5,748,612

Payable to affiliates:

Investment adviser and administration fee	537,250

Distribution and service fees	121,080

Accrued expenses	386,461

Total liabilities	$79,988,730

Net Assets	$690,718,078

Sources of Net Assets

Paid-in capital	$564,370,479

Distributable earnings	126,347,599

Total	$690,718,078

Class A Shares

Net Assets	$108,617,901

Shares Outstanding	7,083,880

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$15.33

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$16.27

Class C Shares

Net Assets	$110,521,401

Shares Outstanding	7,312,574

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$15.11

Class I Shares

Net Assets	$471,578,776

Shares Outstanding	30,742,658

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$15.34

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

11	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 29, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 29, 2020

Dividends (net of foreign taxes, $53,356)	$6,738,911

Dividends from affiliated investment	93,179

Securities lending income, net	50,741

Total investment income	$6,882,831

Expenses

Investment adviser and administration fee	$3,395,271

Distribution and service fees

Class A	147,208

Class C	617,459

Trustees’ fees and expenses	19,278

Custodian fee	112,524

Transfer and dividend disbursing agent fees	202,754

Legal and accounting services	29,934

Printing and postage	26,808

Registration fees	26,124

Miscellaneous	64,682

Total expenses	$4,642,042

Net investment income	$2,240,789

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$30,674,787

Investment transactions — affiliated investment	4,643

Foreign currency transactions	(87,331)

Net realized gain	$30,592,099

Change in unrealized appreciation (depreciation) —

Investments	$(17,953,424)

Investments — affiliated investment	434

Foreign currency	29,011

Net change in unrealized appreciation (depreciation)	$(17,923,979)

Net realized and unrealized gain	$12,668,120

Net increase in net assets from operations	$14,908,909

12	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 29, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019

From operations —

Net investment income	$2,240,789	$5,722,054

Net realized gain	30,592,099	46,812,354

Net change in unrealized appreciation (depreciation)	(17,923,979)	(83,199,715)

Net increase (decrease) in net assets from operations	$14,908,909	$(30,665,307)

Distributions to shareholders —

Class A	$(9,807,505)	$(6,136,452)

Class C	(9,544,225)	(6,806,718)

Class I	(45,268,987)	(33,490,241)

Total distributions to shareholders	$(64,620,717)	$(46,433,411)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$9,610,422	$16,596,544

Class C	5,997,224	11,455,225

Class I	44,849,446	154,699,868

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	6,332,662	3,947,048

Class C	4,912,453	3,837,976

Class I	22,002,483	18,841,042

Cost of shares redeemed

Class A	(17,524,335)	(37,361,688)

Class C	(16,816,456)	(37,923,626)

Class I	(101,764,985)	(298,848,830)

Net asset value of shares converted

Class A	833,582	4,822,904

Class C	(833,582)	(4,822,904)

Net decrease in net assets from Fund share transactions	$(42,401,086)	$(164,756,441)

Net decrease in net assets	$(92,112,894)	$(241,855,159)

Net Assets

At beginning of period	$782,830,972	$1,024,686,131

At end of period	$690,718,078	$782,830,972

13	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 29, 2020

Financial Highlights

	Class A

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$16.500		$17.590	$16.720	$14.810	$13.940	$14.900

Income (Loss) From Operations

Net investment income(1)	$0.044		$0.100	$0.082	$0.115	$0.161	$0.127

Net realized and unrealized gain (loss)	0.224		(0.386)	1.731	2.290	0.995	(0.938)

Total income (loss) from operations	$0.268		$(0.286)	$1.813	$2.405	$1.156	$(0.811)

Less Distributions

From net investment income	$(0.155)		$(0.003)	$(0.045)	$(0.120)	$(0.286)	$(0.084)

From net realized gain	(1.283)		(0.801)	(0.898)	(0.375)	—	(0.065)

Total distributions	$(1.438)		$(0.804)	$(0.943)	$(0.495)	$(0.286)	$(0.149)

Net asset value — End of period	$15.330		$16.500	$17.590	$16.720	$14.810	$13.940

Total Return(2)	1.36	%(3)	(1.29)%	11.01%	16.63%	8.38%	(5.49)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$108,618		$117,095	$138,250	$144,164	$172,992	$217,251

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.26	%(5)	1.26%	1.23%	1.25%	1.26%	1.25%

Net investment income	0.53	%(5)	0.62%	0.47%	0.74%	1.15%	0.86%

Portfolio Turnover	4	%(3)	69%	43%	24%	57%	40%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

14	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 29, 2020

Financial Highlights — continued

	Class C

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$16.210		$17.350	$16.500	$14.610	$13.750	$14.720

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.018)		$(0.020)	$(0.047)	$(0.001)	$0.057	$0.016

Net realized and unrealized gain (loss)	0.220		(0.386)	1.703	2.267	0.981	(0.921)

Total income (loss) from operations	$0.202		$(0.406)	$1.656	$2.266	$1.038	$(0.905)

Less Distributions

From net investment income	$(0.019)		$—	$—	$(0.001)	$(0.178)	$—

From net realized gain	(1.283)		(0.734)	(0.806)	(0.375)	—	(0.065)

Total distributions	$(1.302)		$(0.734)	$(0.806)	$(0.376)	$(0.178)	$(0.065)

Net asset value — End of period	$15.110		$16.210	$17.350	$16.500	$14.610	$13.750

Total Return(2)	0.99	%(3)	(2.05)%	10.15%	15.80%	7.60%	(6.17)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$110,521		$124,789	$163,931	$164,218	$189,050	$210,265

Ratios (as a percentage of average daily net assets):

Expenses(4)	2.01	%(5)	2.01%	1.98%	2.00%	2.01%	2.00%

Net investment income (loss)	(0.22	)%(5)	(0.13)%	(0.27)%	(0.01)%	0.41%	0.11%

Portfolio Turnover	4	%(3)	69%	43%	24%	57%	40%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

15	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 29, 2020

Financial Highlights — continued

	Class I

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$16.530		$17.630	$16.760	$14.840	$13.970	$14.930

Income (Loss) From Operations

Net investment income(1)	$0.065		$0.141	$0.128	$0.156	$0.201	$0.167

Net realized and unrealized gain (loss)	0.226		(0.393)	1.730	2.300	0.995	(0.942)

Total income (loss) from operations	$0.291		$(0.252)	$1.858	$2.456	$1.196	$(0.775)

Less Distributions

From net investment income	$(0.198)		$(0.047)	$(0.090)	$(0.161)	$(0.326)	$(0.120)

From net realized gain	(1.283)		(0.801)	(0.898)	(0.375)	—	(0.065)

Total distributions	$(1.481)		$(0.848)	$(0.988)	$(0.536)	$(0.326)	$(0.185)

Net asset value — End of period	$15.340		$16.530	$17.630	$16.760	$14.840	$13.970

Total Return(2)	1.50	%(3)	(1.06)%	11.27%	16.99%	8.67%	(5.25)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$471,579		$540,946	$722,505	$597,452	$485,693	$527,713

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.01	%(5)	1.01%	0.98%	1.00%	1.01%	1.00%

Net investment income	0.78	%(5)	0.87%	0.74%	1.00%	1.43%	1.13%

Portfolio Turnover	4	%(3)	69%	43%	24%	57%	40%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

16	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 29, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Richard Bernstein Equity Strategy Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.

17

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 29, 2020

Notes to Financial Statements (Unaudited) — continued

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 29, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to February 29, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 29, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$667,322,341

Gross unrealized appreciation	$124,099,537

Gross unrealized depreciation	(23,755,463)

Net unrealized appreciation	$100,344,074

18

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 29, 2020

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.90% of the Fund’s average daily net assets up to $500 million, 0.85% on net assets of $500 million but less than $1 billion, 0.825% on net assets of $1 billion but less than $2.5 billion and at reduced rates on average daily net assets of $2.5 billion or more, and is payable monthly. For the six months ended February 29, 2020, the investment adviser and administration fee amounted to $3,395,271 or 0.88% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Richard Bernstein Advisors LLC (RBA). EVM pays RBA a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 29, 2020, EVM earned $6,408 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $9,774 as its portion of the sales charge on sales of Class A shares for the six months ended February 29, 2020. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 29, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 29, 2020 amounted to $147,208 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended February 29, 2020, the Fund paid or accrued to EVD $463,094 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 29, 2020 amounted to $154,365 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended February 29, 2020, the Fund was informed that EVD received less than $100 and approximately $3,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $26,478,315 and $121,716,768, respectively, for the six months ended February 29, 2020.

19

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 29, 2020

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019

Sales	587,911	1,034,278

Issued to shareholders electing to receive payments of distributions in Fund shares	400,801	256,969

Redemptions	(1,051,566)	(2,362,853)

Converted from Class C shares	49,296	311,491

Net decrease	(13,558)	(760,115)

Class C	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019

Sales	377,834	734,521

Issued to shareholders electing to receive payments of distributions in Fund shares	314,901	252,998

Redemptions	(1,028,565)	(2,420,222)

Converted to Class A shares	(50,122)	(316,086)

Net decrease	(385,952)	(1,748,789)

Class I	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019

Sales	2,745,709	9,906,273

Issued to shareholders electing to receive payments of distributions in Fund shares	1,393,444	1,226,630

Redemptions	(6,129,538)	(19,385,801)

Net decrease	(1,990,385)	(8,252,898)

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended February 29, 2020.

9  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve

20

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 29, 2020

Notes to Financial Statements (Unaudited) — continued

the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

10  Securities Lending Agreement

The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.

At February 29, 2020, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $90,576,786 and $92,547,435, respectively. Collateral received was comprised of cash of $73,195,327 and U.S. government and/or agencies securities of $19,352,108.

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of February 29, 2020.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total

Securities Lending Transactions

Common Stocks	$4,918,407	$—	$—	$—	$4,918,407

Exchange-Traded Funds	68,276,920	—	—	—	68,276,920

	$73,195,327	$—	$—	$—	$73,195,327

The carrying amount of the liability for collateral for securities loaned at February 29, 2020 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 12) at February 29, 2020.

11  Investments in Affiliated Funds

At February 29, 2020, the value of the Fund’s investment in affiliated funds was $4,341,154, which represents 0.6% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended February 29, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$48,441	$83,758,604	$(79,470,968)	$4,643	$434	$4,341,154	$93,179	4,340,286

21

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 29, 2020

Notes to Financial Statements (Unaudited) — continued

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks

Communication Services	$26,012,216	$1,108,291		$—	$27,120,507

Consumer Discretionary	28,417,663	5,915,725		—	34,333,388

Consumer Staples	85,172,748	45,898,026		—	131,070,774

Energy	6,387,200	3,065,434		—	9,452,634

Financials	34,371,392	20,309,622		—	54,681,014

Health Care	109,989,884	56,653,296		—	166,643,180

Industrials	1,212,410	20,040,298		—	21,252,708

Information Technology	45,224,442	7,292,349		—	52,516,791

Materials	8,718,164	8,873,142		—	17,591,306

Real Estate	36,607,331	1,328,575		—	37,935,906

Utilities	54,179,134	1,386,596		—	55,565,730

Total Common Stocks	$436,292,584	$171,871,354	*	$—	$608,163,938

Exchange-Traded Funds	$81,965,996	$—		$—	$81,965,996

Short-Term Investments	73,195,327	4,341,154		—	77,536,481

Total Investments	$591,453,907	$176,212,508		$—	$767,666,415

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

13  Subsequent Event

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has continued to spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty, and in March 2020, a declaration of a national emergency in the United States. The near-term impact of this coronavirus has resulted in substantial market volatility. The ultimate economic and market impact of this coronavirus cannot be reliably estimated as of April 17, 2020, the date these financial statements were issued.

22

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 29, 2020

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

23

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

24

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Richard Bernstein Advisors LLC

Tower 45

120 West 45th Street, 36th Floor

New York, NY 10036

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7773    2.29.20

Eaton Vance

Worldwide Health Sciences Fund

Semiannual Report

February 29, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 29, 2020

Eaton Vance

Worldwide Health Sciences Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Officers and Trustees	22

Important Notices	23

Eaton Vance

Worldwide Health Sciences Fund

February 29, 2020

Performance1,2

Portfolio Managers Jason Kritzer, CFA, of Eaton Vance Management and Samantha Pandolfi, CFA, of Eaton Vance Advisers International Ltd.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	07/26/1985	07/26/1985	3.64%	6.29%	4.40%	12.12%
Class A with 5.75% Maximum Sales Charge	—	—	–2.34	0.19	3.17	11.45
Class C at NAV	01/05/1998	07/26/1985	3.18	5.43	3.59	11.27
Class C with 1% Maximum Sales Charge	—	—	2.19	4.43	3.59	11.27
Class I at NAV	10/01/2009	07/26/1985	3.78	6.55	4.66	12.39
Class R at NAV	09/08/2003	07/26/1985	3.60	6.17	4.15	11.84
MSCI World Health Care Index	—	—	4.31%	5.56%	5.24%	11.40%
S&P 500® Index	—	—	1.92	8.19	9.22	12.64

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R
Gross			1.16%	1.91%	0.91%	1.41%
Net			1.09	1.84	0.84	1.34

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Worldwide Health Sciences Fund

February 29, 2020

Fund Profile

Common Stock Sector Allocation (% of net assets)

Top 10 Holdings (% of net assets)4

Johnson & Johnson	6.4%

Roche Holding AG PC	5.4

Merck & Co., Inc.	4.4

Sanofi	3.8

Abbott Laboratories	3.6

Bristol-Myers Squibb Co.	3.6

Medtronic PLC	3.5

Eli Lilly & Co.	3.2

UnitedHealth Group, Inc.	3.2

Intuitive Surgical, Inc.	3.2

Total	40.3%

Country Allocation (% of net assets)

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Worldwide Health Sciences Fund

February 29, 2020

Endnotes and Additional Disclosures

[1]

MSCI World Health Care Index is an unmanaged index of health care sector equities within the MSCI World Index. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 12/31/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Eaton Vance

Worldwide Health Sciences Fund

February 29, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2019 – February 29, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/19)	Ending Account Value (2/29/20)	Expenses Paid During Period* (9/1/19 – 2/29/20)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,036.40	$6.18	**	1.22%
Class C	$1,000.00	$1,031.80	$9.95	**	1.97%
Class I	$1,000.00	$1,037.80	$4.91	**	0.97%
Class R	$1,000.00	$1,036.00	$7.44	**	1.47%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.80	$6.12	**	1.22%
Class C	$1,000.00	$1,015.10	$9.87	**	1.97%
Class I	$1,000.00	$1,020.00	$4.87	**	0.97%
Class R	$1,000.00	$1,017.60	$7.37	**	1.47%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2019.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

5

Eaton Vance

Worldwide Health Sciences Fund

February 29, 2020

Portfolio of Investments (Unaudited)

Common Stocks — 99.2%
Security	Shares	Value

Biotechnology — 14.8%

AbbVie, Inc.	114,807	$9,840,108

Abcam PLC	347,559	5,175,950

Alexion Pharmaceuticals, Inc.(1)	87,152	8,194,903

Amgen, Inc.	35,526	7,095,608

Argenx SE ADR(1)	24,205	3,422,103

BioMarin Pharmaceutical, Inc.(1)	75,515	6,824,291

Blueprint Medicines Corp.(1)	64,537	3,493,388

CSL, Ltd.	119,726	24,456,626

Deciphera Pharmaceuticals, Inc.(1)	51,373	2,735,098

Exact Sciences Corp.(1)	84,144	6,811,457

Galapagos NV(1)	26,148	5,499,536

Gilead Sciences, Inc.	293,795	20,377,621

Incyte Corp.(1)	87,449	6,594,529

Mirati Therapeutics, Inc.(1)	33,361	2,985,476

Neurocrine Biosciences, Inc.(1)	64,023	6,062,978

Vertex Pharmaceuticals, Inc.(1)	97,822	21,915,063

		$141,484,735

Health Care Distributors — 0.4%

Galenica AG(2)	50,872	$3,439,853

		$3,439,853

Health Care Equipment — 21.5%

Abbott Laboratories	448,974	$34,584,467

Agiliti, Inc.(3)	247,646	3,278,833

Baxter International, Inc.	143,990	12,018,845

Boston Scientific Corp.(1)	628,070	23,483,537

Danaher Corp.	82,940	11,991,465

Edwards Lifesciences Corp.(1)	49,020	10,041,257

Fisher & Paykel Healthcare Corp., Ltd.	414,898	6,717,757

Intuitive Surgical, Inc.(1)	56,589	30,216,262

iRhythm Technologies, Inc.(1)	68,409	5,949,531

Koninklijke Philips NV	353,311	15,130,260

Medtronic PLC	333,746	33,598,210

Straumann Holding AG	8,454	7,942,500

Teleflex, Inc.	30,250	10,134,355

		$205,087,279

Health Care Services — 0.8%

CVS Health Corp.	130,838	$7,742,993

		$7,742,993

Security	Shares	Value

Health Care Supplies — 2.2%

Cooper Cos., Inc. (The)	38,599	$12,528,078

Haemonetics Corp.(1)	77,637	8,410,416

		$20,938,494

Health Care Technology — 0.2%

JMDC, Inc.(1)	52,000	$2,133,321

		$2,133,321

Life Sciences Tools & Services — 6.7%

Agilent Technologies, Inc.	148,850	$11,471,870

Illumina, Inc.(1)	42,278	11,231,996

Lonza Group AG	28,216	11,259,246

Thermo Fisher Scientific, Inc.	103,666	30,146,073

		$64,109,185

Managed Health Care — 7.3%

Anthem, Inc.	78,624	$20,213,444

Humana, Inc.	61,240	19,577,203

UnitedHealth Group, Inc.	119,004	30,341,260

		$70,131,907

Pharmaceuticals — 45.3%

AstraZeneca PLC	280,397	$24,609,000

Bristol-Myers Squibb Co.	577,243	34,091,971

Dechra Pharmaceuticals PLC	166,007	5,700,250

Eli Lilly & Co.	245,198	30,926,824

GlaxoSmithKline PLC	1,480,253	29,870,569

Johnson & Johnson	452,264	60,820,463

Merck & Co., Inc.	551,869	42,251,091

Novartis AG	259,769	21,852,606

Novo Nordisk A/S, Class B	504,132	29,536,557

Pfizer, Inc.	532,247	17,787,695

Roche Holding AG PC	161,279	51,856,623

Sanofi	393,094	36,662,218

Santen Pharmaceutical Co., Ltd.	340,197	5,453,017

UCB SA	124,372	11,515,095

Zoetis, Inc.	223,628	29,793,958

		$432,727,937

Total Common Stocks (identified cost $704,241,627)		$947,795,704

6	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 29, 2020

Portfolio of Investments (Unaudited) — continued

Exchange-Traded Funds — 0.2%
Security	Shares	Value

Equity Funds — 0.2%

iShares Global Healthcare ETF	21,200	$1,336,448

Total Exchange-Traded Funds (identified cost $1,475,304)		$1,336,448

Rights (1) — 0.3%
Security	Shares	Value

Pharmaceuticals — 0.3%

Bristol-Myers Squibb Co. CVR, Exp. 3/31/21	929,945	$3,115,316

Total Rights (identified cost $2,031,648)		$3,115,316

Short-Term Investments — 0.0%(4)
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 1.75%(5)	85,342	$85,359

Total Short-Term Investments (identified cost $85,359)		$85,359

Total Investments — 99.7% (identified cost $707,833,938)		$952,332,827

Other Assets, Less Liabilities — 0.3%		$2,755,037

Net Assets — 100.0%		$955,087,864

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 29, 2020, the aggregate value of these securities is $3,439,853 or 0.4% of the Fund’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 13).

(4)	Amount is less than 0.05%.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 29, 2020.

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value

United States	67.9%	$648,763,292

Switzerland	10.1	96,350,828

United Kingdom	6.8	65,355,769

France	3.8	36,662,218

Denmark	3.1	29,536,557

Australia	2.6	24,456,626

Netherlands	1.9	18,552,363

Belgium	1.8	17,014,631

Japan	0.8	7,586,338

New Zealand	0.7	6,717,757

Exchange-Traded Funds	0.2	1,336,448

Total Investments	99.7%	$952,332,827

Abbreviations:

ADR	—	American Depositary Receipt

CVR	—	Contingent Value Rights

PC	—	Participation Certificate

7	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 29, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	February 29, 2020

Unaffiliated investments, at value (identified cost, $707,748,579)	$952,247,468

Affiliated investment, at value (identified cost, $85,359)	85,359

Cash	5,332

Dividends receivable	1,921,327

Dividends receivable from affiliated investment	1,054

Receivable for investments sold	6,605,930

Receivable for Fund shares sold	392,555

Tax reclaims receivable	2,413,032

Receivable from affiliates	24,489

Total assets	$963,696,546

Liabilities

Demand note payable	$2,400,000

Payable for investments purchased	2,496,887

Payable for Fund shares redeemed	2,137,733

Payable to affiliates:

Investment adviser fee	584,415

Administration fee	124,583

Distribution and service fees	222,693

Accrued expenses	642,371

Total liabilities	$8,608,682

Net Assets	$955,087,864

Sources of Net Assets

Paid-in capital	$691,505,336

Distributable earnings	263,582,528

Total	$955,087,864

Class A Shares

Net Assets	$677,606,743

Shares Outstanding	59,468,292

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$11.39

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$12.08

Class C Shares

Net Assets	$58,763,555

Shares Outstanding	5,090,162

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$11.54

Class I Shares

Net Assets	$163,109,174

Shares Outstanding	13,924,052

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$11.71

Class R Shares

Net Assets	$55,608,392

Shares Outstanding	4,544,959

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$12.24

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

8	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 29, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 29, 2020

Dividends (net of foreign taxes, $14,504)	$7,344,418

Dividends from affiliated investment	7,241

Securities lending income, net	32,962

Total investment income	$7,384,621

Expenses

Investment adviser fee	$3,532,877

Administration fee	759,627

Distribution and service fees

Class A	899,084

Class C	319,476

Class R	146,886

Trustees’ fees and expenses	250

Custodian fee	138,018

Transfer and dividend disbursing agent fees	520,182

Legal and accounting services	44,890

Printing and postage	49,334

Registration fees	38,785

Miscellaneous	58,588

Total expenses	$6,507,997

Deduct —

Allocation of expenses to affiliates	$232,147

Total expense reductions	$232,147

Net expenses	$6,275,850

Net investment income	$1,108,771

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$59,688,152

Investment transactions — affiliated investment	505

Foreign currency transactions	(99,291)

Net realized gain	$59,589,366

Change in unrealized appreciation (depreciation) —

Investments	$(23,290,899)

Foreign currency	192,045

Net change in unrealized appreciation (depreciation)	$(23,098,854)

Net realized and unrealized gain	$36,490,512

Net increase in net assets from operations	$37,599,283

9	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 29, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019

From operations —

Net investment income	$1,108,771	$5,391,765

Net realized gain	59,589,366	28,581,202

Net change in unrealized appreciation (depreciation)	(23,098,854)	7,380,600

Net increase in net assets from operations	$37,599,283	$41,353,567

Distributions to shareholders —

Class A	$(38,895,122)	$(31,216,993)

Class B	—	(95,093)

Class C	(2,794,600)	(6,948,174)

Class I	(9,345,359)	(8,584,425)

Class R	(2,794,464)	(2,696,561)

Total distributions to shareholders	$(53,829,545)	$(49,541,246)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$12,056,824	$27,989,283

Class B	—	16,252

Class C	1,876,124	6,791,406

Class I	12,023,754	29,040,031

Class R	3,648,844	15,327,961

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	34,921,270	27,536,537

Class B	—	91,615

Class C	2,583,400	6,703,828

Class I	7,484,138	6,850,478

Class R	2,753,988	2,604,529

Cost of shares redeemed

Class A	(59,197,878)	(109,692,553)

Class B	—	(368,653)

Class C	(6,229,691)	(24,174,156)

Class I	(22,312,165)	(39,078,682)

Class R	(7,728,276)	(21,075,200)

Net asset value of shares converted(1)

Class A	2,867,212	98,429,467

Class B	—	(2,741,944)

Class C	(2,867,212)	(95,687,523)

Net decrease in net assets from Fund share transactions	$(18,119,668)	$(71,437,324)

Net decrease in net assets	$(34,349,930)	$(79,625,003)

Net Assets

At beginning of period	$989,437,794	$1,069,062,797

At end of period	$955,087,864	$989,437,794

(1)	Includes the conversion of Class B to Class A shares at the close of business on August 15, 2019 upon the termination of Class B.

10	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 29, 2020

Financial Highlights

	Class A

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019		2018		2017		2016		2015

Net asset value — Beginning of period	$11.610		$11.700		$10.710		$11.140		$13.210		$13.390

Income (Loss) From Operations

Net investment income (loss)(1)	$0.014		$0.069		$0.033		$(0.002)		$(0.074)		$(0.098)

Net realized and unrealized gain (loss)	0.434		0.413		1.248		0.733		(0.824)		1.936

Total income (loss) from operations	$0.448		$0.482		$1.281		$0.731		$(0.898)		$1.838

Less Distributions

From net investment income	$(0.072)		$(0.035)		$—		$—		$—		$—

From net realized gain	(0.596)		(0.537)		(0.291)		(1.161)		(1.172)		(2.018)

Total distributions	$(0.668)		$(0.572)		$(0.291)		$(1.161)		$(1.172)		$(2.018)

Net asset value — End of period	$11.390		$11.610		$11.700		$10.710		$11.140		$13.210

Total Return(2)	3.64	%(3)(4)	4.35	%(3)	12.31	%(3)	8.50	%(3)	(7.31	)%(3)	15.31%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$677,607		$698,865		$654,296		$707,485		$857,636		$1,073,699

Ratios (as a percentage of average daily net assets):

Expenses(5)	1.22	%(3)(6)	1.09	%(3)(7)	1.06	%(3)(7)	1.30	%(3)(7)	1.48	%(3)(7)	1.44	%(7)

Net investment income (loss)	0.24	%(6)	0.61	%(7)	0.31	%(7)	(0.02	)%(7)	(0.64	)%(7)	(0.73	)%(7)

Portfolio Turnover of the Portfolio(8)	—		32%		37%		36%		70%		51%

Portfolio Turnover of the Fund	18	%(4)	3	%(9)	—		—		—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser, sub-adviser(s) and administrator reimbursed certain operating expenses (equal to 0.05%, 0.07%, 0.06%, 0.05% and less than 0.005% of average daily net assets for the six months ended February 29, 2020 and the years ended August 31, 2019, 2018, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from August 12, 2019 through August 31, 2019 when the Fund was making investments directly in securities.

References to Portfolio herein are to Worldwide Health Sciences Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on August 9, 2019 and which had the same investment objective and policies as the Fund during such period.

11	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 29, 2020

Financial Highlights — continued

	Class C

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019		2018		2017		2016		2015

Net asset value — Beginning of period	$11.690		$11.770		$10.850		$11.350		$13.530		$13.760

Income (Loss) From Operations

Net investment loss(1)	$(0.031)		$(0.040)		$(0.048)		$(0.079)		$(0.165)		$(0.204)

Net realized and unrealized gain (loss)	0.423		0.437		1.259		0.740		(0.843)		1.992

Total income (loss) from operations	$0.392		$0.397		$1.211		$0.661		$(1.008)		$1.788

Less Distributions

From net realized gain	$(0.542)		$(0.477)		$(0.291)		$(1.161)		$(1.172)		$(2.018)

Total distributions	$(0.542)		$(0.477)		$(0.291)		$(1.161)		$(1.172)		$(2.018)

Net asset value — End of period	$11.540		$11.690		$11.770		$10.850		$11.350		$13.530

Total Return(2)	3.18	%(3)(4)	3.54	%(3)	11.49	%(3)	7.67	%(3)	(8.00	)%(3)	14.46%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$58,764		$63,886		$177,727		$204,069		$294,299		$365,081

Ratios (as a percentage of average daily net assets):

Expenses(5)	1.97	%(3)(6)	1.84	%(3)(7)	1.81	%(3)(7)	2.05	%(3)(7)	2.23	%(3)(7)	2.19	%(7)

Net investment loss	(0.51	)%(6)	(0.35	)%(7)	(0.45	)%(7)	(0.76	)%(7)	(1.39	)%(7)	(1.48	)%(7)

Portfolio Turnover of the Portfolio(8)	—		32%		37%		36%		70%		51%

Portfolio Turnover of the Fund	18	%(4)	3	%(9)	—		—		—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser, sub-adviser(s) and administrator reimbursed certain operating expenses (equal to 0.05%, 0.07%, 0.06%, 0.05% and less than 0.005% of average daily net assets for the six months ended February 29, 2020 and the years ended August 31, 2019, 2018, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from August 12, 2019 through August 31, 2019 when the Fund was making investments directly in securities.

References to Portfolio herein are to Worldwide Health Sciences Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on August 9, 2019 and which had the same investment objective and policies as the Fund during such period.

12	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 29, 2020

Financial Highlights — continued

	Class I

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019		2018		2017		2016		2015

Net asset value — Beginning of period	$11.930		$12.010		$10.960		$11.340		$13.400		$13.520

Income (Loss) From Operations

Net investment income (loss)(1)	$0.030		$0.098		$0.061		$0.025		$(0.046)		$(0.065)

Net realized and unrealized gain (loss)	0.447		0.424		1.280		0.756		(0.842)		1.963

Total income (loss) from operations	$0.477		$0.522		$1.341		$0.781		$(0.888)		$1.898

Less Distributions

From net investment income	$(0.101)		$(0.065)		$—		$—		$—		$—

From net realized gain	(0.596)		(0.537)		(0.291)		(1.161)		(1.172)		(2.018)

Total distributions	$(0.697)		$(0.602)		$(0.291)		$(1.161)		$(1.172)		$(2.018)

Net asset value — End of period	$11.710		$11.930		$12.010		$10.960		$11.340		$13.400

Total Return(2)	3.78	%(3)(4)	4.60	%(3)	12.59	%(3)	8.82	%(3)	(7.13	)%(3)	15.64%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$163,109		$169,013		$173,054		$173,116		$176,958		$233,051

Ratios (as a percentage of average daily net assets):

Expenses(5)	0.97	%(3)(6)	0.84	%(3)(7)	0.81	%(3)(7)	1.05	%(3)(7)	1.23	%(3)(7)	1.19	%(7)

Net investment income (loss)	0.49	%(6)	0.84	%(7)	0.56	%(7)	0.24	%(7)	(0.39	)%(7)	(0.48	)%(7)

Portfolio Turnover of the Portfolio(8)	—		32%		37%		36%		70%		51%

Portfolio Turnover of the Fund	18	%(8)	3	%(9)	—		—		—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser, sub-adviser(s) and administrator reimbursed certain operating expenses (equal to 0.05%, 0.07%, 0.06%, 0.05% and less than 0.005% of average daily net assets for the six months ended February 29, 2020 and the years ended August 31, 2019, 2018, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from August 12, 2019 through August 31, 2019 when the Fund was making investments directly in securities.

References to Portfolio herein are to Worldwide Health Sciences Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on August 9, 2019 and which had the same investment objective and policies as the Fund during such period.

13	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 29, 2020

Financial Highlights — continued

	Class R

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019		2018		2017		2016		2015

Net asset value — Beginning of period	$12.400		$12.460		$11.410		$11.810		$13.980		$14.080

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.001)		$0.042		$0.008		$(0.029)		$(0.110)		$(0.140)

Net realized and unrealized gain (loss)	0.471		0.440		1.333		0.790		(0.888)		2.058

Total income (loss) from operations	$0.470		$0.482		$1.341		$0.761		$(0.998)		$1.918

Less Distributions

From net investment income	$(0.034)		$(0.005)		$—		$—		$—		$—

From net realized gain	(0.596)		(0.537)		(0.291)		(1.161)		(1.172)		(2.018)

Total distributions	$(0.630)		$(0.542)		$(0.291)		$(1.161)		$(1.172)		$(2.018)

Net asset value — End of period	$12.240		$12.400		$12.460		$11.410		$11.810		$13.980

Total Return(2)	3.60	%(3)(4)	4.07	%(3)	12.08	%(3)	8.25	%(3)	(7.64	)%(3)	15.11%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$55,608		$57,674		$60,883		$61,724		$66,361		$85,264

Ratios (as a percentage of average daily net assets):

Expenses(5)	1.47	%(3)(6)	1.34	%(3)(7)	1.31	%(3)(7)	1.55	%(3)(7)	1.73	%(3)(7)	1.69	%(7)

Net investment income (loss)	(0.01	)%(6)	0.35	%(7)	0.07	%(7)	(0.27	)%(7)	(0.89	)%(7)	(0.99	)%(7)

Portfolio Turnover of the Portfolio(8)	—		32%		37%		36%		70%		51%

Portfolio Turnover of the Fund	18	%(4)	3	%(9)	—		—		—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser, sub-adviser(s) and administrator reimbursed certain operating expenses (equal to 0.05%, 0.07%, 0.06%, 0.05% and less than 0.005% of average daily net assets for the six months ended February 29, 2020 and the years ended August 31, 2019, 2018, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from August 12, 2019 through August 31, 2019 when the Fund was making investments directly in securities.

References to Portfolio herein are to Worldwide Health Sciences Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on August 9, 2019 and which had the same investment objective and policies as the Fund during such period.

14	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 29, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Worldwide Health Sciences Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth by investing in a worldwide and diversified portfolio of health sciences companies. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares of the Fund generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

15

Eaton Vance

Worldwide Health Sciences Fund

February 29, 2020

Notes to Financial Statements (Unaudited) — continued

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 29, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to February 29, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 29, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$726,603,198

Gross unrealized appreciation	$231,550,884

Gross unrealized depreciation	(5,821,255)

Net unrealized appreciation	$225,729,629

16

Eaton Vance

Worldwide Health Sciences Fund

February 29, 2020

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.675% of the Fund’s average daily net assets up to $500 million, 0.59% on net assets of $500 million but less than $1 billion, 0.52% on net assets of $1 billion but less than $1.5 billion, 0.49% on net assets of $1.5 billion but less than $2 billion and at reduced rates on average daily net assets of $2 billion and over, and is payable monthly. In addition, EVM’s fee is subject to an upward or downward performance adjustment of up to 0.15% (annually) of the average daily net assets of the Fund depending on whether, and to what extent, the investment performance of the Fund differs by at least one percentage point from the record of the MSCI World Health Care Index over a 36-month performance period. For the six months ended February 29, 2020, the investment adviser fee, including an upward performance adjustment of $343,510, amounted to $3,532,877 or 0.70% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM pays Eaton Vance Advisers International Ltd. (EVAIL), an indirect, wholly-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended February 29, 2020, the administration fee amounted to $759,627.

EVM and EVAIL have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as borrowing costs, taxes or litigation expenses and any performance-based adjustment to an asset-based investment advisory fee) exceed 1.15%, 1.90%, 0.90% and 1.40% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after December 31, 2020. Pursuant to this agreement, EVM and EVAIL were allocated $232,147 in total of the Fund’s operating expenses for the six months ended February 29, 2020.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 29, 2020, EVM earned $78,859 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $22,104 as its portion of the sales charge on sales of Class A shares for the six months ended February 29, 2020. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 29, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 29, 2020 amounted to $899,084 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended February 29, 2020, the Fund paid or accrued to EVD $239,607 for Class C shares.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended February 29, 2020, the Fund paid or accrued to EVD $73,443 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 29, 2020 amounted to $79,869 and $73,443 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is

17

Eaton Vance

Worldwide Health Sciences Fund

February 29, 2020

Notes to Financial Statements (Unaudited) — continued

based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended February 29, 2020, the Fund was informed that EVD received approximately $3,000 and $400 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $183,961,635 and $252,766,443, respectively, for the six months ended February 29, 2020.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019

Sales	1,006,727	2,466,257

Issued to shareholders electing to receive payments of distributions in Fund shares	2,951,925	2,485,247

Redemptions	(4,911,476)	(9,718,329)

Converted from Class B shares	—	248,968

Converted from Class C shares	232,083	8,784,469

Net increase (decrease)	(720,741)	4,266,612

Class B		Year Ended August 31, 2019(1)

Sales		1,376

Issued to shareholders electing to receive payments of distributions in Fund shares		8,051

Redemptions		(32,213)

Converted to Class A shares		(238,434)

Net decrease		(261,220)

Class C	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019

Sales	155,673	598,821

Issued to shareholders electing to receive payments of distributions in Fund shares	215,283	597,489

Redemptions	(514,573)	(2,153,375)

Converted to Class A shares	(229,804)	(8,680,580)

Net decrease	(373,421)	(9,637,645)

Class I	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019

Sales	966,051	2,527,137

Issued to shareholders electing to receive payments of distributions in Fund shares	615,978	603,035

Redemptions	(1,822,000)	(3,375,468)

Net decrease	(239,971)	(245,296)

18

Eaton Vance

Worldwide Health Sciences Fund

February 29, 2020

Notes to Financial Statements (Unaudited) — continued

Class R	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019

Sales	279,792	1,286,629

Issued to shareholders electing to receive payments of distributions in Fund shares	216,679	219,791

Redemptions	(601,885)	(1,742,752)

Net decrease	(105,414)	(236,332)

(1)	At the close of business on August 15, 2019, Class B shares were converted into Class A and Class B was terminated.

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At February 29, 2020, the Fund had a balance outstanding pursuant to this line of credit of $2,400,000 at an annual interest rate of 2.58%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at February 29, 2020. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 13) at February 29, 2020. The Fund’s average borrowings or allocated fees during the six months ended February 29, 2020 were not significant.

9  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

10  Concentration of Risk

As the Fund invests a significant portion of its assets in pharmaceutical, biotechnology, life sciences, and health care equipment and services companies, it may be affected by developments that adversely affect such companies. These developments include product obsolescence, the failure of a company to develop new products and the expiration of patent rights. The value of the Fund’s interests can also be impacted by regulatory activities that affect health sciences companies. The Fund has historically held approximately 60 stocks or less at any one time; therefore, it is more sensitive to developments affecting particular stocks than would be a more broadly diversified fund.

11  Securities Lending Agreement

The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

19

Eaton Vance

Worldwide Health Sciences Fund

February 29, 2020

Notes to Financial Statements (Unaudited) — continued

The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral. At February 29, 2020, the Fund had no securities on loan.

12  Investments in Affiliated Funds

At February 29, 2020, the value of the Fund’s investment in affiliated funds was $85,359, which represents less than 0.05% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended February 29, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$272,646	$45,902,453	$(46,090,245)	$505	$—	$85,359	$7,241	85,342

13  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks

Biotechnology	$106,352,623	$35,132,112		$—	$141,484,735

Health Care Distributors	—	3,439,853		—	3,439,853

Health Care Equipment	172,017,929	29,790,517		3,278,833	205,087,279

Health Care Services	7,742,993	—		—	7,742,993

Health Care Supplies	20,938,494	—		—	20,938,494

Health Care Technology	2,133,321	—		—	2,133,321

Life Sciences Tools & Services	52,849,939	11,259,246		—	64,109,185

Managed Health Care	70,131,907	—		—	70,131,907

Pharmaceuticals	215,672,002	217,055,935		—	432,727,937

Total Common Stocks	$647,839,208	$296,677,663	**	$3,278,833	$947,795,704

Exchange-Traded Funds	$1,336,448	$—		$—	$1,336,448

Rights	3,115,316	—		—	3,115,316

Short-Term Investments	—	85,359		—	85,359

Total Investments	$652,290,972	$296,763,022		$3,278,833	$952,332,827

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended February 29, 2020 is not presented.

20

Eaton Vance

Worldwide Health Sciences Fund

February 29, 2020

Notes to Financial Statements (Unaudited) — continued

14  Subsequent Event

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has continued to spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty, and in March 2020, a declaration of a national emergency in the United States. The near-term impact of this coronavirus has resulted in substantial market volatility. The ultimate economic and market impact of this coronavirus cannot be reliably estimated as of April 17, 2020, the date these financial statements were issued.

21

Eaton Vance

Worldwide Health Sciences Fund

February 29, 2020

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

22

Eaton Vance

Worldwide Health Sciences Fund

February 29, 2020

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

23

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Advisers International Ltd.

125 Old Broad Street

London, EC2N 1AR

United Kingdom

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.   Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7707    2.29.20

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 23, 2020

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 23, 2020